Schedules of Investments (unaudited)
June 30, 2026
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 Franklin Emerging Market Core Dividend Tilt Index ETF

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 2.9%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.1%
China Tower Corp. Ltd., Class H Shares	56,000	$62,912 (a)
Emirates Integrated Telecommunications Co. PJSC	17,248	53,537
Emirates Telecommunications Group Co. PJSC	45,766	239,250
Hellenic Telecommunications Organization SA	2,352	52,248
Ooredoo QPSC	15,596	56,755
Saudi Telecom Co.	25,158	289,533
Tata Communications Ltd.	1,582	32,934
Telefonica Brasil SA	9,800	64,280
Telekom Malaysia Bhd	29,400	53,645
Telkom Indonesia Persero Tbk PT	826,000	108,563
True Corp. PCL, NVDR	193,200	75,022
Total Diversified Telecommunication Services		1,088,679
Entertainment — 0.0%††
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A Shares	2,600	7,228
International Games System Co. Ltd.	3,530	87,428
NetEase Inc.	11,800	304,553
Tencent Music Entertainment Group, Class A Shares	15,400	64,569
Total Entertainment		463,778
Interactive Media & Services — 0.0%††
Info Edge India Ltd.	3,920	40,501
Tencent Holdings Ltd.	12,430	681,252
Total Interactive Media & Services		721,753
Media — 0.0%††
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A Shares	2,800	3,626
Oriental Pearl Group Co. Ltd., Class A Shares	4,200	5,142
Total Media		8,768
Wireless Telecommunication Services — 0.1%
Advanced Info Service PCL, NVDR	14,000	154,664
Axiata Group Bhd	33,600	17,387
CelcomDigi Bhd	58,800	38,503
Etihad Etisalat Co.	5,096	81,990
Globe Telecom Inc.	420	12,989
Indosat Tbk PT	89,600	8,669
Maxis Bhd	46,200	38,297
Mobile Telecommunications Co. KSCP	33,124	65,222
MTN Group Ltd.	8,666	120,478
PLDT Inc.	1,120	20,622
Taiwan Mobile Co. Ltd.	17,440	63,779
TIM SA	9,800	41,408
Turkcell Iletisim Hizmetleri AS	14,336	33,001
Vodacom Group Ltd.	7,798	72,209
Total Wireless Telecommunication Services		769,218

Total Communication Services		3,052,196
See Notes to Schedules of Investments.

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Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Discretionary — 0.1%
Automobile Components — 0.0%††
Bosch Ltd.	112	$47,210
Fuyao Glass Industry Group Co. Ltd., Class A Shares	1,400	10,403
Fuyao Glass Industry Group Co. Ltd., Class H Shares	7,200	47,008 (a)
Huayu Automotive Systems Co. Ltd., Class A Shares	4,200	9,603
Sailun Group Co. Ltd., Class A Shares	4,200	7,134
Total Automobile Components		121,358
Automobiles — 0.0%††
Chongqing Changan Automobile Co. Ltd., Class A Shares	8,400	8,873
Chongqing Changan Automobile Co. Ltd., Class B Shares	19,600	8,148
Ford Otomotiv Sanayi AS	9,926	17,988
Hero MotoCorp Ltd.	1,806	91,471
Hyundai Motor Co.	588	187,865
Hyundai Motor India Ltd.	2,030	40,864
Kia Corp.	3,696	329,212
Tata Motors Passenger Vehicles Ltd.	4,746	17,659
Tofas Turk Otomobil Fabrikasi AS	1,764	11,645
Total Automobiles		713,725
Broadline Retail — 0.1%
Alibaba Group Holding Ltd.	46,158	546,511
JD.com Inc., Class A Shares	21,000	265,779
MINISO Group Holding Ltd.	5,600	16,838
Total Broadline Retail		829,128
Distributors — 0.0%††
Wuchan Zhongda Group Co. Ltd., Class A Shares	7,000	4,868
Zhejiang China Commodities City Group Co. Ltd., Class A Shares	7,000	10,477
Total Distributors		15,345
Hotels, Restaurants & Leisure — 0.0%††
Allwyn AG	2,576	40,996
H World Group Ltd.	25,200	107,201
Haidilao International Holding Ltd.	21,500	29,116 (a)
Total Hotels, Restaurants & Leisure		177,313
Household Durables — 0.0%††
Gree Electric Appliances Inc. of Zhuhai, Class A Shares	5,600	30,937
Haier Smart Home Co. Ltd., Class A Shares	7,000	21,047
Haier Smart Home Co. Ltd., Class H Shares	28,000	71,338
Hisense Home Appliances Group Co. Ltd., Class A Shares	1,400	5,635
Hisense Home Appliances Group Co. Ltd., Class H Shares	5,000	15,532
Hisense Visual Technology Co. Ltd., Class A Shares	1,400	5,748
Jason Furniture Hangzhou Co. Ltd., Class A Shares	1,200	3,953
Midea Group Co. Ltd., Class A Shares	7,000	77,889
Midea Group Co. Ltd., Class H Shares	7,000	73,731
Zhejiang Supor Co. Ltd., Class A Shares	500	2,917
Total Household Durables		308,727
Specialty Retail — 0.0%††
Abu Dhabi National Oil Co. for Distribution PJSC	41,874	44,693
Chow Tai Fook Jewellery Group Ltd.	22,400	31,135
See Notes to Schedules of Investments.

2
Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
HLA Group Corp. Ltd., Class A Shares	5,600	$4,315
Hotai Motor Co. Ltd.	6,000	87,674
Jarir Marketing Co.	8,134	36,284
MR DIY Group M Bhd	51,800	20,834 (a)
Petronas Dagangan Bhd	4,200	19,468
Pop Mart International Group Ltd.	2,800	55,235 (a)
PTT Oil & Retail Business PCL, NVDR	44,800	16,857
Vibra Energia SA	15,400	88,932
Total Specialty Retail		405,427
Textiles, Apparel & Luxury Goods — 0.0%††
ANTA Sports Products Ltd.	18,200	164,894
Bosideng International Holdings Ltd.	64,000	34,930
Laopu Gold Co. Ltd., Class H Shares	700	30,920
Li Ning Co. Ltd.	28,000	52,558
Shenzhou International Group Holdings Ltd.	11,200	56,214
Total Textiles, Apparel & Luxury Goods		339,516

Total Consumer Discretionary		2,910,539
Consumer Staples — 0.1%
Beverages — 0.1%
Ambev SA	60,200	189,464
Anhui Gujing Distillery Co. Ltd., Class A Shares	400	4,702
Anhui Gujing Distillery Co. Ltd., Class B Shares	1,400	9,239
Anhui Yingjiagongjiu Co. Ltd., Class A Shares	1,000	4,361
Arca Continental SAB de CV	12,712	152,468
China Resources Beer Holdings Co. Ltd.	21,000	56,985
Coca-Cola Femsa SAB de CV	7,182	75,993
Jiangsu King’s Luck Brewery JSC Ltd., Class A Shares	1,400	4,890
Jiangsu Yanghe Distillery Co. Ltd., Class A Shares	1,400	7,868
Kweichow Moutai Co. Ltd., Class A Shares	1,350	235,771
Luzhou Laojiao Co. Ltd., Class A Shares	1,400	15,988
Wuliangye Yibin Co. Ltd., Class A Shares	4,200	45,787
Total Beverages		803,516
Consumer Staples Distribution & Retail — 0.0%††
Clicks Group Ltd.	3,094	42,940
CP Axtra PCL, NVDR	22,400	10,047
Nahdi Medical Co.	574	14,208
President Chain Store Corp.	7,530	52,711
Total Consumer Staples Distribution & Retail		119,906
Food Products — 0.0%††
Anjoy Foods Group Co. Ltd., Class A Shares	300	3,544
Anjoy Foods Group Co. Ltd., Class H Shares	1,400	11,631
Charoen Pokphand Foods PCL, NVDR	43,400	25,606
China Feihe Ltd.	42,000	14,996 (a)
China Mengniu Dairy Co. Ltd.	42,000	86,174
COFCO Sugar Holding Co. Ltd., Class A Shares	1,400	2,543
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A Shares	1,400	10,120
Heilongjiang Agriculture Co. Ltd., Class A Shares	1,700	2,715
See Notes to Schedules of Investments.

3
Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — continued
Henan Shuanghui Investment & Development Co. Ltd., Class A Shares	2,800	$9,240
Indofood Sukses Makmur Tbk PT	72,800	27,178
Inner Mongolia Yili Industrial Group Co. Ltd., Class A Shares	6,100	21,532
Muyuan Foods Group Co. Ltd., Class A Shares	5,600	28,866
Muyuan Foods Group Co. Ltd., Class H Shares	4,200	15,553
PPB Group Bhd	9,800	22,328
Uni-President China Holdings Ltd.	14,000	12,050
Uni-President Enterprises Corp.	65,000	152,010
Total Food Products		446,086
Household Products — 0.0%††
Kimberly-Clark de Mexico SAB de CV, Class A Shares	20,328	45,056
Unilever Indonesia Tbk PT	91,000	9,187
Total Household Products		54,243
Personal Care Products — 0.0%††
Colgate-Palmolive India Ltd.	1,750	36,936
Dabur India Ltd.	9,856	43,960
Giant Biogene Holding Co. Ltd.	5,600	18,923 (a)
Hengan International Group Co. Ltd.	7,000	19,406
Hindustan Unilever Ltd.	4,046	90,538
Procter & Gamble Hygiene & Health Care Ltd.	154	14,779
Total Personal Care Products		224,542
Tobacco — 0.0%††
ITC Ltd.	41,118	124,645
Smoore International Holdings Ltd.	28,000	25,065 (a)
Total Tobacco		149,710

Total Consumer Staples		1,798,003
Energy — 0.1%
Energy Equipment & Services — 0.0%††
ADNOC Drilling Co. PJSC	37,296	58,187
Offshore Oil Engineering Co. Ltd., Class A Shares	4,200	3,112 *
Total Energy Equipment & Services		61,299
Oil, Gas & Consumable Fuels — 0.1%
ADNOC Logistics & Services	22,582	37,014
Alamtri Resources Indonesia Tbk PT	163,800	20,704
Bharat Petroleum Corp. Ltd.	27,552	88,353
China Petroleum & Chemical Corp., Class A Shares	42,000	27,596
China Petroleum & Chemical Corp., Class H Shares	308,000	157,102
China Shenhua Energy Co. Ltd., Class A Shares	7,000	40,259
China Shenhua Energy Co. Ltd., Class H Shares	42,000	214,872
China Suntien Green Energy Corp. Ltd., Class H Shares	14,000	5,534
Coal India Ltd.	29,904	138,702
Gazprom PJSC	44,709	0 *(b)(c)(d)
Guanghui Energy Co. Ltd., Class A Shares	7,000	5,094
Guangzhou Development Group Inc., Class A Shares	4,200	3,657
Hindustan Petroleum Corp. Ltd.	13,650	56,881
Indian Oil Corp. Ltd.	53,256	78,417
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A Shares	2,800	9,537
See Notes to Schedules of Investments.

4
Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Inner Mongolia Yitai Coal Co. Ltd., Class B Shares	12,600	$33,251
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A Shares	1,400	3,587
LUKOIL PJSC	2,268	0 *(b)(c)(d)
MOL Hungarian Oil & Gas PLC	4,984	59,235
Oil & Natural Gas Corp. Ltd.	56,308	139,731
PetroChina Co. Ltd., Class H Shares	204,000	220,595
Petroleo Brasileiro SA - Petrobras	30,800	248,616
Petronet LNG Ltd.	10,150	30,109
PTT Exploration & Production PCL, NVDR	18,200	73,413
PTT PCL, NVDR	113,400	121,181
Qatar Fuel QSC	10,864	42,072
Qatar Gas Transport Co. Ltd.	49,658	58,578
Rosneft Oil Co. PJSC	20,055	0 *(b)(c)(d)
Saudi Arabian Oil Co.	66,094	459,485 (a)
Shaanxi Coal Industry Co. Ltd., Class A Shares	9,800	29,380
Surgutneftegas PAO	132,846	0 *(b)(c)(d)
Tatneft PJSC	29,792	0 *(b)(c)(d)
Turkiye Petrol Rafinerileri AS	11,998	58,504
United Tractors Tbk PT	21,000	27,013
Total Oil, Gas & Consumable Fuels		2,488,472

Total Energy		2,549,771
Financials — 0.6%
Banks — 0.5%
Absa Group Ltd.	11,242	156,332
Abu Dhabi Commercial Bank PJSC	43,442	171,036
Abu Dhabi Islamic Bank PJSC	20,888	117,613
Akbank TAS	39,270	64,811
Al Rayan Bank	87,318	49,259
Alinma Bank	19,054	123,943
AMMB Holdings Bhd	40,600	63,427
Arab National Bank	11,886	65,612
Banco Bradesco SA	21,000	63,983
Banco de Chile	637,770	124,843
Banco Santander Chile	867,286	71,012
Bangkok Bank PCL, NVDR	7,000	37,823
Bank Al-Jazira	8,064	24,918
Bank Central Asia Tbk PT	876,400	272,037
Bank Mandiri Persero Tbk PT	540,400	116,361
Bank Negara Indonesia Persero Tbk PT	243,600	43,052
Bank of Baroda	14,336	41,255
Bank of Changsha Co. Ltd., Class A Shares	4,200	5,389
Bank of Chengdu Co. Ltd., Class A Shares	1,400	3,651
Bank of China Ltd., Class H Shares	756,000	481,053
Bank of India	12,194	18,086
Bank of Jiangsu Co. Ltd., Class A Shares	18,200	28,903
Bank of Shanghai Co. Ltd., Class A Shares	14,000	17,902
Bank of Suzhou Co. Ltd., Class A Shares	4,200	4,306
See Notes to Schedules of Investments.

5
Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Bank of the Philippine Islands	28,560	$44,676
Bank Rakyat Indonesia Persero Tbk PT	988,400	150,913
Banque Saudi Fransi	16,282	84,071
BOC Hong Kong Holdings Ltd.	49,000	264,806
Canara Bank	24,080	31,931
China CITIC Bank Corp. Ltd., Class A Shares	15,400	15,722
China CITIC Bank Corp. Ltd., Class H Shares	98,000	83,103
China Construction Bank Corp., Class A Shares	4,200	5,958
China Construction Bank Corp., Class H Shares	238,000	244,918
China Everbright Bank Co. Ltd., Class A Shares	46,200	19,670
China Everbright Bank Co. Ltd., Class H Shares	28,000	10,462
China Merchants Bank Co. Ltd., Class A Shares	20,300	106,165
China Merchants Bank Co. Ltd., Class H Shares	35,000	200,483
China Minsheng Banking Corp. Ltd., Class A Shares	33,600	15,939
China Minsheng Banking Corp. Ltd., Class H Shares	91,000	36,437
China Zheshang Bank Co. Ltd., Class A Shares	21,000	8,136
China Zheshang Bank Co. Ltd., Class H Shares	28,000	7,569
Chongqing Rural Commercial Bank Co. Ltd., Class A Shares	8,400	7,561
Chongqing Rural Commercial Bank Co. Ltd., Class H Shares	28,000	20,637
CIMB Group Holdings Bhd	116,200	211,169
Commercial Bank of Kuwait KPSC	18,312	28,136
Commercial Bank PSQC	45,766	50,894
Commercial International Bank	29,960	77,656
Credicorp Ltd.	672	261,798
CTBC Financial Holding Co. Ltd.	76,000	169,385
Dubai Islamic Bank PJSC	38,472	78,039
Dukhan Bank	34,706	31,827
Emirates NBD Bank PJSC	32,872	264,569
First Abu Dhabi Bank PJSC	59,976	277,610
Grupo Financiero Banorte SAB de CV, Class O Shares	38,080	402,228
HDFC Bank Ltd.	1,876	15,814
Hong Leong Bank Bhd	8,400	44,086
Hua Nan Financial Holdings Co. Ltd.	126,000	150,299
Huaxia Bank Co. Ltd., Class A Shares	15,400	14,497
Industrial & Commercial Bank of China Ltd., Class A Shares	9,800	10,207
Industrial & Commercial Bank of China Ltd., Class H Shares	84,000	68,875
Industrial Bank Co. Ltd., Class A Shares	21,000	51,232
Industrial Bank of Korea	3,388	43,517
Kasikornbank PCL, NVDR	15,400	101,058
Komercni Banka AS	966	44,259
Krung Thai Bank PCL, NVDR	46,200	52,847
Malayan Banking Bhd	98,000	259,090
Mashreqbank PSC	378	26,234
Metropolitan Bank & Trust Co.	23,380	24,763
National Bank of Greece SA	11,130	191,956
National Bank of Kuwait SAKP	72,226	187,909
Nedbank Group Ltd.	6,244	102,841
See Notes to Schedules of Investments.

6
Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Ping An Bank Co. Ltd., Class A Shares	19,600	$29,019
Piraeus Bank SA	1,722	17,892 *
Postal Savings Bank of China Co. Ltd., Class H Shares	154,000	89,744 (a)
Public Bank Bhd	204,400	240,618
Punjab National Bank	30,814	34,731
Qatar International Islamic Bank QSC	15,526	47,375
Qatar National Bank QPSC	20,034	94,915
RHB Bank Bhd	51,800	105,188
Riyad Bank	25,928	137,397
Saudi Awwal Bank	12,754	109,848
Saudi National Bank	38,668	397,877
Shanghai Commercial & Savings Bank Ltd.	56,000	75,062
Shanghai Pudong Development Bank Co. Ltd., Class A Shares	2,800	3,552
Shanghai Rural Commercial Bank Co. Ltd., Class A Shares	9,800	10,814
Standard Bank Group Ltd.	17,780	350,469
State Bank of India	5,824	63,181
TMBThanachart Bank PCL, NVDR	513,800	38,047
TS Financial Holding Co. Ltd.	224,000	233,798
Turkiye Garanti Bankasi AS	7,448	22,030
Turkiye Is Bankasi AS, Class C Shares	105,140	33,375
Union Bank of India Ltd.	20,720	37,744
Woori Financial Group Inc.	8,764	164,046
Total Banks		9,105,281
Capital Markets — 0.0%††
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A Shares	4,200	4,839
Guosen Securities Co. Ltd., Class A Shares	11,200	16,483
HDFC Asset Management Co. Ltd.	1,750	49,051 (a)
Hongta Securities Co. Ltd., Class A Shares	4,200	4,220
Korea Investment Holdings Co. Ltd.	602	85,872
Moscow Exchange MICEX-RTS PJSC	21,224	0 *(b)(c)(d)
NH Investment & Securities Co. Ltd.	1,890	35,865
Samsung Securities Co. Ltd.	924	64,709
SooChow Securities Co. Ltd., Class A Shares	5,600	6,534
Total Capital Markets		267,573
Financial Services — 0.0%††
Chailease Holding Co. Ltd.	21,124	77,914
Far East Horizon Ltd.	28,000	19,102
FirstRand Ltd.	76,650	454,849
Grupo de Inversiones Suramericana SA	1,652	26,351
Indian Railway Finance Corp. Ltd.	27,720	26,511 (a)
Jiangsu Financial Leasing Co. Ltd., Class A Shares	5,600	4,744
Power Finance Corp. Ltd.	17,640	79,070
REC Ltd.	15,260	58,649
Total Financial Services		747,190
Insurance — 0.1%
BB Seguridade Participacoes SA	8,400	63,569
Caixa Seguridade Participacoes S/A	7,000	26,656
See Notes to Schedules of Investments.

7
Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Cathay Financial Holding Co. Ltd.	112,000	$345,600
DB Insurance Co. Ltd.	644	55,658
Fubon Financial Holding Co. Ltd.	94,000	382,120
KGI Financial Holding Co. Ltd.	182,000	163,967
New China Life Insurance Co. Ltd., Class A Shares	2,100	18,457
New China Life Insurance Co. Ltd., Class H Shares	14,000	82,157
Old Mutual Ltd.	52,500	42,987
OUTsurance Group Ltd.	11,872	56,970
People’s Insurance Co. Group of China Ltd., Class H Shares	112,000	66,982
PICC Property & Casualty Co. Ltd., Class H Shares	84,000	153,388
Ping An Insurance Group Co. of China Ltd., Class A Shares	8,400	59,077
Ping An Insurance Group Co. of China Ltd., Class H Shares	62,850	409,139
Porto Seguro SA	2,800	28,628
Samsung Fire & Marine Insurance Co. Ltd.	126	50,260
Sanlam Ltd.	24,738	133,169
Thai Life Insurance PCL, NVDR	37,800	13,085
Total Insurance		2,151,869

Total Financials		12,271,913
Health Care — 0.0%††
Biotechnology — 0.0%††
Gan & Lee Pharmaceuticals Co. Ltd., Class A Shares	1,400	11,707
Hualan Biological Engineering Inc., Class A Shares	2,800	5,028
Total Biotechnology		16,735
Health Care Equipment & Supplies — 0.0%††
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A Shares	1,400	5,292
Health Care Providers & Services — 0.0%††
Bangkok Dusit Medical Services PCL, NVDR	56,000	32,534
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A Shares	1,400	4,133
Jointown Pharmaceutical Group Co. Ltd., Class A Shares	5,600	3,869
Rede D’Or Sao Luiz SA	21,000	140,827 (a)
Sinopharm Group Co. Ltd., Class H Shares	16,800	34,084
Total Health Care Providers & Services		215,447
Pharmaceuticals — 0.0%††
China Medical System Holdings Ltd.	14,000	18,352
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A Shares	1,400	4,639
CSPC Pharmaceutical Group Ltd.	28,000	24,887
Dong-E-E-Jiao Co. Ltd., Class A Shares	800	5,346
Richter Gedeon Nyrt	2,002	77,491
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A Shares	700	3,838
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class S Shares	4,200	11,592
Total Pharmaceuticals		146,145

Total Health Care		383,619
Industrials — 0.2%
Aerospace & Defense — 0.0%††
Hindustan Aeronautics Ltd.	1,862	86,181
Air Freight & Logistics — 0.0%††
Hyundai Glovis Co. Ltd.	308	36,400
See Notes to Schedules of Investments.

8
Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Air Freight & Logistics — continued
SAL Saudi Logistics Services	476	$22,817
Sinotrans Ltd., Class A Shares	4,200	3,069
Sinotrans Ltd., Class H Shares	14,000	6,820
YUNDA Holding Group Co. Ltd., Class A Shares	2,800	2,623
ZTO Express Cayman Inc.	4,900	107,222
Total Air Freight & Logistics		178,951
Building Products — 0.0%††
Beijing New Building Materials PLC, Class A Shares	1,400	3,731
Commercial Services & Supplies — 0.0%††
China Everbright Environment Group Ltd.	56,000	32,563
HD Hyundai Marine Solution Co. Ltd.	280	40,573
Indian Railway Catering & Tourism Corp. Ltd.	3,794	20,157
Shanghai M&G Stationery Inc., Class A Shares	1,400	4,255
Zhejiang Weiming Environment Protection Co. Ltd., Class A Shares	1,400	3,172
Total Commercial Services & Supplies		100,720
Construction & Engineering — 0.0%††
China Railway Group Ltd., Class A Shares	23,800	14,621
China Railway Group Ltd., Class H Shares	56,000	23,636
Enka Insaat ve Sanayi AS	12,418	24,088
Rail Vikas Nigam Ltd.	1,750	4,360
Sichuan Road and Bridge Group Co. Ltd., Class A Shares	8,400	9,677
Sinoma International Engineering Co., Class A Shares	2,800	2,941
Total Construction & Engineering		79,323
Electrical Equipment — 0.0%††
Goneo Group Co. Ltd., Class A Shares	1,406	8,109
Ming Yang Smart Energy Group Ltd., Class A Shares	2,800	4,772
Ningbo Deye Technology Corp., Class A Shares	1,380	21,586
Ningbo Sanxing Medical Electric Co. Ltd., Class A Shares	2,800	6,163
Sichuan Huafeng Technology Co. Ltd., Class A Shares	588	16,243 *
WEG SA	16,800	152,260
Total Electrical Equipment		209,133
Ground Transportation — 0.0%††
Container Corp. of India Ltd.	4,802	24,109
Daqin Railway Co. Ltd., Class A Shares	21,000	14,262
GMexico Transportes SAB de CV	5,148	10,047 (b)(c)
Localiza Rent a Car SA	12,600	101,122
Total Ground Transportation		149,540
Industrial Conglomerates — 0.1%
Alpha Dhabi Holding PJSC	21,392	46,072
Astra International Tbk PT	280,000	70,783
Bidvest Group Ltd.	4,396	64,229
CITIC Ltd.	63,000	85,236
Industries Qatar QSC	42,826	129,384
KOC Holding AS	11,186	46,393
Sime Darby Bhd	51,800	27,186
SK Square Co. Ltd.	434	475,375
Total Industrial Conglomerates		944,658
See Notes to Schedules of Investments.

9
Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — 0.1%
Ashok Leyland Ltd.	42,504	$70,811
Cummins India Ltd.	658	39,341
Haitian International Holdings Ltd.	14,000	33,473
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	728	164,461
Sany Heavy Industry Co. Ltd., Class A Shares	8,400	21,384
Sany Heavy Industry Co. Ltd., Class H Shares	8,400	19,859
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A Shares	1,400	9,611
Sinotruk Hong Kong Ltd.	8,000	39,316
Yangzijiang Shipbuilding Holdings Ltd.	37,800	99,947
Yutong Bus Co. Ltd., Class A Shares	2,800	11,059
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A Shares	7,000	7,188
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H Shares	19,600	17,245
Total Machinery		533,695
Marine Transportation — 0.0%††
COSCO Shipping Holdings Co. Ltd., Class A Shares	12,600	24,614
COSCO Shipping Holdings Co. Ltd., Class H Shares	28,000	46,452
Evergreen Marine Corp. Taiwan Ltd.	14,000	81,082
MISC Bhd	29,400	56,240
Orient Overseas International Ltd.	2,100	32,670
Wan Hai Lines Ltd.	17,000	42,265
Total Marine Transportation		283,323
Passenger Airlines — 0.0%††
Korean Air Lines Co. Ltd.	2,926	52,031
Latam Airlines Group SA	1,663,802	48,375
Total Passenger Airlines		100,406
Professional Services — 0.0%††
L&T Technology Services Ltd.	378	12,538 (a)
Trading Companies & Distributors — 0.0%††
BOC Aviation Ltd.	2,800	29,010 (a)
Shanxi Coal International Energy Group Co. Ltd., Class A Shares	2,800	4,509
Total Trading Companies & Distributors		33,519
Transportation Infrastructure — 0.0%††
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A Shares	7,000	9,446
China Merchants Port Holdings Co. Ltd.	14,610	22,990
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	5,110	129,334
Salik Co. PJSC	23,464	37,565
Westports Holdings Bhd	14,000	20,807
Total Transportation Infrastructure		220,142

Total Industrials		2,935,860
Information Technology — 1.3%
Communications Equipment — 0.0%††
Accton Technology Corp.	1,424	111,528
CIG Shanghai Co. Ltd., Class H Shares	1,400	26,939
Total Communications Equipment		138,467
Electronic Equipment, Instruments & Components — 0.1%
Accelink Technologies Co. Ltd., Class A Shares	500	18,926 *
Avary Holding Shenzhen Co. Ltd., Class A Shares	2,200	34,154
See Notes to Schedules of Investments.

10
Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
Chroma ATE Inc.	700	$47,463
Delta Electronics Inc.	5,740	351,357
Elite Material Co. Ltd.	1,134	191,869
Foxconn Industrial Internet Co. Ltd., Class A Shares	11,200	119,045
GoerTek Inc., Class A Shares	4,200	13,940
Hengdian Group DMEGC Magnetics Co. Ltd., Class A Shares	1,600	7,184
Hon Hai Precision Industry Co. Ltd.	56,000	441,229
Largan Precision Co. Ltd.	1,291	173,854
Lotes Co. Ltd.	1,358	89,946
Samsung Electro-Mechanics Co. Ltd.	252	355,237
Shengyi Electronics Co. Ltd., Class A Shares	1,078	21,026
Shennan Circuits Co. Ltd., Class A Shares	500	33,729
Shenzhen Kinwong Electronic Co. Ltd., Class A Shares	1,400	14,934
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A Shares	700	27,054 *
Unimicron Technology Corp.	6,000	201,529
WUS Printed Circuit Kunshan Co. Ltd., Class A Shares	2,000	45,021
Yageo Corp.	6,000	214,713
Zhejiang Dahua Technology Co. Ltd., Class A Shares	4,200	10,203
Zhen Ding Technology Holding Ltd.	840	16,612
Total Electronic Equipment, Instruments & Components		2,429,025
IT Services — 0.1%
Arabian Internet & Communications Services Co.	350	19,032
HCL Technologies Ltd.	14,686	166,286
Infosys Ltd.	40,572	428,785
LTM Ltd.	1,316	49,187 (a)
Mphasis Ltd.	1,694	38,684
Tata Consultancy Services Ltd.	14,042	301,360
Tech Mahindra Ltd.	8,372	124,237
Wipro Ltd.	42,938	77,290
Total IT Services		1,204,861
Semiconductors & Semiconductor Equipment — 0.8%
Alchip Technologies Ltd.	1,000	131,213
ASE Technology Holding Co. Ltd.	12,000	256,149
ASPEED Technology Inc.	30	15,534
Biwin Storage Technology Co. Ltd., Class A Shares	532	38,774
Cambricon Technologies Corp. Ltd., Class A Shares	56	13,102
eMemory Technology Inc.	908	83,371
Global Unichip Corp.	700	106,462
Globalwafers Co. Ltd.	4,460	140,703
Hanmi Semiconductor Co. Ltd.	546	90,395
Henan Shijia Photons Technology Co. Ltd., Class A Shares	507	13,791
Hon Precision Inc.	650	132,014
MediaTek Inc.	8,400	1,119,332
Montage Technology Co. Ltd., Class A Shares	476	21,731
Montage Technology Co. Ltd., Class H Shares	200	11,849 *
Nanya Technology Corp.	5,380	76,419 *
Novatek Microelectronics Corp.	8,130	136,536
See Notes to Schedules of Investments.

11
Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Phison Electronics Corp.	1,800	$134,760
Realtek Semiconductor Corp.	6,220	157,372
Shenzhen Techwinsemi Technology Co. Ltd., Class A Shares	200	27,781
SK hynix Inc.	3,080	5,268,186
Suzhou Centec Communications Co. Ltd., Class A Shares	322	18,500 *
Suzhou Everbright Photonics Co. Ltd., Class A Shares	224	16,566 *
Taiwan Semiconductor Manufacturing Co. Ltd.	105,402	7,973,846
United Microelectronics Corp.	98,000	506,050
Vanguard International Semiconductor Corp.	14,000	94,926
Yuanjie Semiconductor Technology Co. Ltd., Class A Shares	98	27,229
Total Semiconductors & Semiconductor Equipment		16,612,591
Software — 0.0%††
360 Security Technology Inc., Class A Shares	8,400	10,754
Oracle Financial Services Software Ltd.	336	38,248
Total Software		49,002
Technology Hardware, Storage & Peripherals — 0.3%
Advantech Co. Ltd.	3,000	46,333
Asustek Computer Inc.	8,890	195,345
GRG Banking Equipment Co. Ltd., Class A Shares	4,200	5,804
Huaqin Co. Ltd., Class A Shares	1,400	15,318
Lite-On Technology Corp.	30,300	211,153
Pegatron Corp.	28,000	73,655
Quanta Computer Inc.	34,690	400,732
Samsung Electronics Co. Ltd.	21,350	4,602,659
Shenzhen Transsion Holdings Co. Ltd., Class A Shares	1,386	12,037
Wistron Corp.	40,000	199,017
Wiwynn Corp.	1,070	155,681
Total Technology Hardware, Storage & Peripherals		5,917,734

Total Information Technology		26,351,680
Materials — 0.1%
Chemicals — 0.0%††
Hengli Petrochemical Co. Ltd., Class A Shares	5,600	14,610
Hubei Xingfa Chemicals Group Co. Ltd., Class A Shares	1,400	9,687
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A Shares	8,400	5,519
LB Group Co. Ltd., Class A Shares	2,800	6,798
Meihua Holdings Group Co. Ltd., Class A Shares	2,800	3,032 *
Ningxia Baofeng Energy Group Co. Ltd., Class A Shares	7,000	20,965
PhosAgro PJSC	21	0 *(b)(c)(d)
PhosAgro PJSC, GDR	1	0 *(b)(c)(d)
PhosAgro PJSC, Russian Stock Exchange	1,073	0 *(b)(c)(d)
SABIC Agri-Nutrients Co.	3,304	108,867
Sahara International Petrochemical Co.	4,942	18,823
Saudi Aramco Base Oil Co.	672	22,232
Saudi Basic Industries Corp.	12,236	167,882
Wanhua Chemical Group Co. Ltd., Class A Shares	2,800	28,219
Yanbu National Petrochemical Co.	3,500	27,406
Yunnan Yuntianhua Co. Ltd., Class A Shares	1,400	6,270
See Notes to Schedules of Investments.

12
Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
Zangge Mining Co. Ltd., Class A Shares	1,400	$14,297
Zhejiang Longsheng Group Co. Ltd., Class A Shares	4,200	7,493
Zhejiang NHU Co. Ltd., Class A Shares	2,800	11,723
Total Chemicals		473,823
Construction Materials — 0.0%††
Anhui Conch Cement Co. Ltd., Class A Shares	4,200	10,488
Anhui Conch Cement Co. Ltd., Class H Shares	14,360	30,708
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A Shares	2,800	4,896
Huaxin Building Materials Group Co. Ltd., Class A Shares	1,500	3,447
Huaxin Building Materials Group Co. Ltd., Class H Shares	4,200	6,181
Total Construction Materials		55,720
Metals & Mining — 0.1%
Alrosa PJSC	54,971	0 *(b)(c)(d)
ANTAM Persero Tbk	130,200	18,860
Baoshan Iron & Steel Co. Ltd., Class A Shares	23,800	19,039
China Hongqiao Group Ltd.	56,100	143,504
China Nonferrous Mining Corp. Ltd.	14,000	20,084
Citic Pacific Special Steel Group Co. Ltd., Class A Shares	2,800	5,206
GMK Norilskiy Nickel PAO	69,300	0 *(b)(c)(d)
Gold Fields Ltd.	12,278	412,725
Harmony Gold Mining Co. Ltd.	1,456	22,209
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A Shares	2,800	8,745
Hindustan Zinc Ltd.	7,336	41,319
Huaibei Mining Holdings Co. Ltd., Class A Shares	2,800	5,795
Impala Platinum Holdings Ltd.	7,728	81,099
Inner Mongolia ERDOS Resources Co. Ltd., Class A Shares	1,800	2,843
Inner Mongolia ERDOS Resources Co. Ltd., Class B Shares	5,600	6,664
Jiangxi Copper Co. Ltd., Class A Shares	2,800	17,861
Jiangxi Copper Co. Ltd., Class H Shares	4,000	15,771
Korea Zinc Co. Ltd.	56	39,037
Kumba Iron Ore Ltd.	770	13,673
Nanjing Iron & Steel Co. Ltd., Class A Shares	7,000	4,733
National Aluminium Co. Ltd.	13,412	48,117
NMDC Ltd.	45,192	40,657
Northam Platinum Holdings Ltd.	5,824	83,828
Novolipetsk Steel PJSC	35,119	0 *(b)(c)(d)
Polyus PJSC	7,560	0 *(b)(c)(d)
Severstal PAO	6,090	0 *(b)(c)(d)
Shandong Nanshan Aluminum Co. Ltd., Class A Shares	14,000	8,229
Sibanye Stillwater Ltd.	13,566	28,820
Tata Steel Ltd.	114,898	228,270
Tianshan Aluminum Group Co. Ltd., Class A Shares	5,600	8,852
Trimegah Bangun Persada Tbk PT	131,600	5,741
United Co. RUSAL International PJSC	24,749	0 *(b)(c)(d)
Vale SA	36,380	547,392
Vedanta Ltd.	26,348	78,146
Western Mining Co. Ltd., Class A Shares	2,800	11,195
See Notes to Schedules of Investments.

13
Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A Shares	5,600	$9,991
Total Metals & Mining		1,978,405

Total Materials		2,507,948
Real Estate — 0.1%
Diversified REITs — 0.0%††
Fibra Uno Administracion SA de CV	38,094	65,336
KLCCP Stapled Group	8,400	18,541
Total Diversified REITs		83,877
Real Estate Management & Development — 0.1%
Aldar Properties PJSC	53,676	121,010
Ayala Land Inc.	81,200	19,582
C&D International Investment Group Ltd.	14,000	24,101
Central Pattana PCL, NVDR	18,200	36,706
China Overseas Land & Investment Ltd.	49,000	75,355
China Resources Land Ltd.	38,000	145,370
China Resources Mixc Lifestyle Services Ltd.	8,400	39,290 (a)
DLF Ltd.	11,648	76,299
Emaar Development PJSC	11,816	44,462
Emaar Properties PJSC	86,142	279,576
Longfor Group Holdings Ltd.	7,000	5,338 (a)
Poly Developments and Holdings Group Co. Ltd., Class A Shares	12,600	8,594
Youngor Fashion Co. Ltd., Class A Shares	4,200	4,659
Total Real Estate Management & Development		880,342

Total Real Estate		964,219
Utilities — 0.1%
Electric Utilities — 0.1%
Axia Energia SA	15,400	161,797
CEZ AS	1,148	67,174
Cia Energetica de Minas Gerais	5,600	16,878
Cia Paranaense de Energia - Copel	26,600	77,190
CPFL Energia SA	2,800	24,224
Enel Chile SA	335,454	29,467
Equatorial SA	16,800	126,391
Inter RAO UES PJSC	811,741	0 *(b)(c)(d)
Interconexion Electrica SA ESP	5,726	48,990
Korea Electric Power Corp.	3,752	89,604
Manila Electric Co.	3,922	36,427
Power Grid Corp. of India Ltd.	60,424	182,755
Saudi Energy Co.	924	4,378
Tenaga Nasional Bhd	51,800	181,411
Torrent Power Ltd.	2,492	37,249
Total Electric Utilities		1,083,935
Gas Utilities — 0.0%††
Beijing Enterprises Holdings Ltd.	7,000	23,994
China Gas Holdings Ltd.	36,400	24,044
China Resources Gas Group Ltd.	12,600	23,554
ENN Energy Holdings Ltd.	11,200	57,785
See Notes to Schedules of Investments.

14
Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Gas Utilities — continued
ENN Natural Gas Co. Ltd., Class A Shares		2,800	$6,517
GAIL India Ltd.		37,268	68,293
Grupo Energia Bogota SA ESP		33,348	27,661
Kunlun Energy Co. Ltd.		51,800	42,473
Petronas Gas Bhd		12,600	54,015
Total Gas Utilities			328,336
Independent Power and Renewable Electricity Producers — 0.0%††
China Longyuan Power Group Corp. Ltd., Class H Shares		42,000	26,779
China Power International Development Ltd.		56,000	19,566
China Resources Power Holdings Co. Ltd.		28,000	60,413
Engie Brasil Energia SA		4,200	28,263
GD Power Development Co. Ltd., Class A Shares		18,200	12,521
Huadian Power International Corp. Ltd., Class A Shares		11,200	7,342
Huadian Power International Corp. Ltd., Class H Shares		28,000	13,318
NHPC Ltd.		46,816	40,224
NTPC Ltd.		65,086	245,228
Shenergy Co. Ltd., Class A Shares		5,600	7,202
Zhejiang Zheneng Electric Power Co. Ltd., Class A Shares		8,400	6,509
Total Independent Power and Renewable Electricity Producers			467,365
Multi-Utilities — 0.0%††
Dubai Electricity & Water Authority PJSC		120,372	91,113
Nebras Energy		8,106	31,858
Total Multi-Utilities			122,971
Water Utilities — 0.0%††
Beijing Enterprises Water Group Ltd.		56,000	16,139
Guangdong Investment Ltd.		34,000	33,644
Total Water Utilities			49,783

Total Utilities			2,052,390
Total Common Stocks (Cost — $45,479,132)			57,778,138
	Rate
Preferred Stocks — 0.1%
Consumer Discretionary — 0.0%††
Automobiles — 0.0%††
Hyundai Motor Co.	1.152%	98	13,726 (e)
Hyundai Motor Co., Series 2	1.160%	140	19,474 (e)

Total Consumer Discretionary			33,200
Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Petroleo Brasileiro SA - Petrobras	0.765%	40,600	296,502 (e)
Surgutneftegas PAO	—	162,582	0 *(b)(c)(d)

Total Energy			296,502
Financials — 0.1%
Banks — 0.1%
Banco Bradesco SA	0.086%	74,200	259,473 (e)
Itau Unibanco Holding SA	0.036%	64,400	524,810 (e)
Total Banks			784,283
See Notes to Schedules of Investments.

15
Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Financial Services — 0.0%††
Grupo de Inversiones Suramericana SA	1.091%	2,142	$28,465 (e)
Insurance — 0.0%††
Samsung Fire & Marine Insurance Co. Ltd.	4.792%	14	3,678 (e)

Total Financials			816,426
Information Technology — 0.0%††
Electronic Equipment, Instruments & Components — 0.0%††
Samsung Electro-Mechanics Co. Ltd.	0.302%	14	7,184 (e)
Technology Hardware, Storage & Peripherals — 0.0%††
Samsung Electronics Co. Ltd.	0.175%	3,668	501,914 (e)

Total Information Technology			509,098
Utilities — 0.0%††
Electric Utilities — 0.0%††
Cia Energetica de Minas Gerais	0.836%	25,200	52,922 (e)

Total Preferred Stocks (Cost — $1,421,492)			1,708,148
Total Investments before Short-Term Investments (Cost — $46,900,624)			59,486,286

Short-Term Investments — 0.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $700,689)	3.545%	700,689	700,689 (f)(g)
Total Investments — 3.1% (Cost — $47,601,313)			60,186,975
Other Assets in Excess of Liabilities — 96.9%			1,911,597,015
Total Net Assets — 100.0%			$1,971,783,990

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	Rate shown represents yield-to-maturity.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $700,689 and the cost was $700,689 (Note 2).

Abbreviation(s) used in this schedule:
GDR	—	Global Depositary Receipts
JSC	—	Joint Stock Company
NVDR	—	Non-Voting Depositary Receipt
PJSC	—	Private Joint Stock Company
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI Emerging Markets Index	3	9/26	$265,835	$263,595	$(2,240)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

16
Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.0%
Communication Services — 4.2%
Diversified Telecommunication Services — 2.1%
BT Group PLC	1,060,624	$2,676,061
Deutsche Telekom AG, Registered Shares	326,764	8,910,105
Elisa oyj	49,528	2,080,416
HKT Trust & HKT Ltd.	1,208,000	1,796,122
Koninklijke KPN NV	1,322,156	6,524,157
Orange SA	596,752	11,260,810
Singapore Telecommunications Ltd.	362,400	1,235,598
Swisscom AG, Registered Shares	2,155	1,665,707
Telefonica SA	1,628,988	6,548,276
Telekom Austria AG	24,160	267,935
Telenor ASA	227,104	3,254,343
Telia Co. AB	793,656	3,871,453
Telstra Group Ltd.	1,329,404	4,678,736
Total Diversified Telecommunication Services		54,769,719
Entertainment — 0.5%
Capcom Co. Ltd.	75,400	1,397,353
Nintendo Co. Ltd.	147,200	6,172,392
Universal Music Group NV	222,272	4,658,086
Total Entertainment		12,227,831
Interactive Media & Services — 0.0%††
REA Group Ltd.	14,496	1,397,861
Media — 0.2%
Publicis Groupe SA	52,548	5,194,355
Wireless Telecommunication Services — 1.4%
KDDI Corp.	16,000	270,235
SoftBank Corp.	9,301,600	11,909,940
SoftBank Group Corp.	465,500	17,079,074
Tele2 AB, Class B Shares	198,112	3,452,270
Vodafone Group PLC	2,196,144	2,903,171
Total Wireless Telecommunication Services		35,614,690

Total Communication Services		109,204,456
Consumer Discretionary — 7.1%
Automobile Components — 1.0%
Bridgestone Corp.	187,200	3,927,716
Cie Generale des Etablissements Michelin SCA	62,212	2,400,536
Continental AG	38,052	3,139,310
Denso Corp.	112,500	1,298,569
Niterra Co. Ltd.	60,400	3,978,354
Sumitomo Electric Industries Ltd.	519,200	9,350,552
Total Automobile Components		24,095,037
Automobiles — 2.5%
Bayerische Motoren Werke AG	104,492	6,840,607
Ferrari NV	6,040	2,239,810
Honda Motor Co. Ltd.	906,000	8,250,300
Isuzu Motors Ltd.	60,400	799,201
See Notes to Schedules of Investments.

17
Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobiles — continued
Mercedes-Benz Group AG	273,612	$13,739,082
Stellantis NV	800,904	4,555,934 *
Subaru Corp.	181,200	2,664,624
Toyota Motor Corp.	1,510,000	25,317,643
Yamaha Motor Co. Ltd.	60,400	456,368
Total Automobiles		64,863,569
Broadline Retail — 0.4%
Prosus NV	4,228	183,639
Wesfarmers Ltd.	170,328	10,667,493
Total Broadline Retail		10,851,132
Hotels, Restaurants & Leisure — 0.5%
Compass Group PLC	32,012	1,033,987
Evolution AB	45,904	3,155,080 *(a)
Galaxy Entertainment Group Ltd.	750,160	2,814,278
Genting Singapore Ltd.	1,932,800	911,522
Lottery Corp. Ltd.	779,764	3,111,670
Sands China Ltd.	724,800	1,206,144
Total Hotels, Restaurants & Leisure		12,232,681
Household Durables — 0.9%
Panasonic Holdings Corp.	241,600	6,692,406
Sekisui House Ltd.	241,600	5,027,480
Sony Group Corp.	513,900	10,371,278
Total Household Durables		22,091,164
Specialty Retail — 0.6%
Fast Retailing Co. Ltd.	20,003	10,191,961
H & M Hennes & Mauritz AB, Class B Shares	160,060	2,756,932
Industria de Diseno Textil SA	49,528	3,121,190
Total Specialty Retail		16,070,083
Textiles, Apparel & Luxury Goods — 1.2%
Asics Corp.	17,300	465,697
Cie Financiere Richemont SA, Registered Shares	46,508	10,755,678
Kering SA	7,248	2,049,286
LPP SA	264	1,283,882
LVMH Moet Hennessy Louis Vuitton SE	29,596	16,380,545
Moncler SpA	8,456	490,928
Total Textiles, Apparel & Luxury Goods		31,426,016

Total Consumer Discretionary		181,629,682
Consumer Staples — 6.7%
Beverages — 0.9%
Anheuser-Busch InBev SA/NV	22,348	1,856,497
Asahi Group Holdings Ltd.	60,400	575,291
Budweiser Brewing Co. APAC Ltd.	543,600	422,844 (a)
Carlsberg AS, Class B Shares	10,872	1,424,767
Diageo PLC	564,740	11,411,910
Kirin Holdings Co. Ltd.	160,600	2,777,211
Pernod Ricard SA	71,876	5,247,749
Total Beverages		23,716,269
See Notes to Schedules of Investments.

18
Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — 0.6%
Aeon Co. Ltd.	241,600	$1,993,451
Coles Group Ltd.	311,664	5,261,991
J Sainsbury PLC	122,612	520,432
Kesko oyj, Class A Shares	22,348	498,745
Kesko oyj, Class B Shares	71,272	1,593,852
Tesco PLC	373,272	2,272,514
Woolworths Group Ltd.	99,660	2,763,849
Total Consumer Staples Distribution & Retail		14,904,834
Food Products — 2.0%
Ajinomoto Co. Inc.	70,400	2,543,973
Danone SA	64,628	5,300,811
Nestle SA, Registered Shares	347,300	35,769,769
Orkla ASA	227,104	2,391,414
Salmar ASA	27,784	1,300,546
WH Group Ltd.	2,718,000	2,873,256 (a)
Wilmar International Ltd.	604,000	1,685,755
Total Food Products		51,865,524
Household Products — 0.4%
Essity AB, Class B Shares	25,368	718,985
Reckitt Benckiser Group PLC	150,396	9,802,993
Total Household Products		10,521,978
Personal Care Products — 1.1%
L’Oreal SA	19,932	8,742,715
Unilever PLC	295,960	17,784,594
Total Personal Care Products		26,527,309
Tobacco — 1.7%
British American Tobacco PLC	430,048	26,695,421
Imperial Brands PLC	199,924	7,400,583
Japan Tobacco Inc.	272,300	10,072,713
Total Tobacco		44,168,717

Total Consumer Staples		171,704,631
Energy — 3.3%
Oil, Gas & Consumable Fuels — 3.3%
Aker BP ASA	106,304	3,257,175
BP PLC	1,743,144	10,806,763
Eni SpA	565,948	13,342,138
Equinor ASA	149,188	4,726,435
OMV AG	41,676	2,627,797
ORLEN SA	86,976	2,929,396
Repsol SA	268,176	6,748,390
Santos Ltd.	478,368	2,389,490
Shell PLC	228,312	8,887,780
TotalEnergies SE	208,380	16,207,526
Var Energi ASA	280,256	1,166,565
Woodside Energy Group Ltd.	550,848	10,765,712

Total Energy		83,855,167
See Notes to Schedules of Investments.

19
Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financials — 28.7%
Banks — 18.0%
AIB Group PLC	402,868	$4,732,655
ANZ Group Holdings Ltd.	425,216	10,413,744
Banca Monte dei Paschi di Siena SpA	630,576	7,832,266
Banco Bilbao Vizcaya Argentaria SA	737,484	18,440,030
Banco BPM SpA	435,484	7,523,101
Banco Santander SA	581,652	8,035,894
Bank Hapoalim BM	370,856	8,537,486
Bank Leumi Le-Israel BM	309,248	6,905,392
Bank Polska Kasa Opieki SA	76,708	4,669,191
BAWAG Group AG	25,972	5,205,321 (a)
BNP Paribas SA	191,468	22,358,996
BPER Banca SpA	453,000	7,112,008
CaixaBank SA	625,744	8,860,392
Commonwealth Bank of Australia	168,516	19,219,037
Credit Agricole SA	396,224	7,970,587
Danske Bank A/S	41,676	2,232,324
DBS Group Holdings Ltd.	448,800	22,692,427
DNB Bank ASA	256,096	7,626,850
Erste Bank Polska SA	13,892	2,382,320
FinecoBank Banca Fineco SpA	154,020	3,865,199
HSBC Holdings PLC	1,996,220	37,908,780
ING Bank Slaski SA	11,476	1,361,665
ING Groep NV	358,172	11,330,812
Intesa Sanpaolo SpA	3,823,320	26,183,501
Israel Discount Bank Ltd., Class A Shares	470,516	4,658,652
Japan Post Bank Co. Ltd.	149,500	2,817,527
KBC Group NV	25,368	3,460,086
Lloyds Banking Group PLC	5,856,988	8,636,562
Mediobanca Banca di Credito Finanziario SpA	36,240	1,080,578
Mitsubishi UFJ Financial Group Inc.	1,268,400	25,028,511
Mizrahi Tefahot Bank Ltd.	54,360	3,594,261
Mizuho Financial Group Inc.	241,600	11,510,283
National Australia Bank Ltd.	360,588	9,458,010
NatWest Group PLC	1,423,024	12,597,679
Nordea Bank Abp	1,018,344	19,323,825
Oversea-Chinese Banking Corp. Ltd.	522,200	10,008,379
Powszechna Kasa Oszczednosci Bank Polski SA	317,704	8,717,557
Skandinaviska Enskilda Banken AB, Class A Shares	235,560	4,695,063
Sumitomo Mitsui Financial Group Inc.	396,300	15,474,049
Sumitomo Mitsui Trust Group Inc.	60,400	2,250,994
Svenska Handelsbanken AB, Class A Shares	509,172	7,502,253
Svenska Handelsbanken AB, Class B Shares	10,872	264,438 (b)
Swedbank AB, Class A Shares	342,468	12,809,619
UniCredit SpA	207,776	18,590,688
United Overseas Bank Ltd.	241,600	7,426,662
See Notes to Schedules of Investments.

20
Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Westpac Banking Corp.	366,024	$8,928,602
Total Banks		462,234,256
Capital Markets — 3.5%
3i Group PLC	156,436	5,161,671
Amundi SA	22,348	2,144,962 (a)
ASX Ltd.	67,648	2,498,924
CVC Capital Partners PLC	399,848	5,810,329 (a)
Daiwa Securities Group Inc.	483,200	4,743,551
EQT AB	163,080	4,616,990
Hong Kong Exchanges & Clearing Ltd.	197,100	9,123,546
ICG PLC	105,700	2,369,502
Japan Exchange Group Inc.	302,000	3,799,969
Julius Baer Group Ltd.	67,044	5,801,365
London Stock Exchange Group PLC	29,596	3,206,137
Macquarie Group Ltd.	61,004	10,578,149
Nomura Holdings Inc.	724,800	6,303,675
Nordnet AB publ	49,528	1,885,290
Partners Group Holding AG	8,456	6,941,751
SBI Holdings Inc.	197,200	3,202,035
Schroders PLC	280,256	2,185,321
UBS Group AG, Registered Shares	199,924	9,928,662
Total Capital Markets		90,301,829
Financial Services — 0.9%
Adyen NV	3,020	2,832,650 *(a)
Banca Mediolanum SpA	74,896	1,864,991
Groupe Bruxelles Lambert NV	27,784	2,531,706
M&G PLC	707,888	3,158,746
ORIX Corp.	161,900	6,125,354
Poste Italiane SpA	154,624	5,059,490
Total Financial Services		21,572,937
Insurance — 6.3%
Admiral Group PLC	82,144	3,881,310
Ageas SA/NV	73,084	5,848,986
AIA Group Ltd.	1,087,200	9,905,629
Allianz SE, Registered Shares	48,924	23,162,606
Aviva PLC	1,082,368	9,340,592
AXA SA	341,864	17,138,910
Generali	73,084	3,560,361
Gjensidige Forsikring ASA	42,884	1,160,561
Hannover Rueck SE	19,328	5,356,484
Insurance Australia Group Ltd.	408,304	2,288,443
Legal & General Group PLC	1,981,724	7,522,491
Medibank Private Ltd.	945,864	3,256,814
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	18,120	10,120,058
NN Group NV	94,224	8,258,299
Phoenix Financial Ltd.	22,348	1,234,617
Powszechny Zaklad Ubezpieczen SA	207,776	3,627,243
See Notes to Schedules of Investments.

21
Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Sompo Holdings Inc.	40,100	$1,539,110
Standard Life PLC	271,800	3,005,017
Swiss Re AG	57,984	9,236,898
Tokio Marine Holdings Inc.	170,300	7,546,535
Tryg A/S	109,928	2,503,561
Zurich Insurance Group AG	31,408	23,307,294
Total Insurance		162,801,819

Total Financials		736,910,841
Health Care — 8.7%
Biotechnology — 0.3%
Argenx SE	1,208	1,120,630 *
CSL Ltd.	85,768	6,817,859
Total Biotechnology		7,938,489
Health Care Equipment & Supplies — 0.6%
Coloplast A/S, Class B Shares	52,548	2,992,294
EssilorLuxottica SA	19,932	3,738,413
Hoya Corp.	24,400	3,895,893
Koninklijke Philips NV	154,625	4,200,359
Smith & Nephew PLC	53,756	778,046
Total Health Care Equipment & Supplies		15,605,005
Health Care Providers & Services — 0.1%
Sonic Healthcare Ltd.	173,952	2,507,895
Health Care Technology — 0.1%
M3 Inc.	120,800	1,349,036
Pro Medicus Ltd.	9,060	1,276,883
Total Health Care Technology		2,625,919
Life Sciences Tools & Services — 0.0%††
Lonza Group AG, Registered Shares	491	332,223
Pharmaceuticals — 7.6%
Astellas Pharma Inc.	664,400	8,891,370
AstraZeneca PLC	175,160	32,779,817
Chugai Pharmaceutical Co. Ltd.	82,200	3,810,459
Daiichi Sankyo Co. Ltd.	241,600	3,877,641
Eisai Co. Ltd.	101,948	2,583,749
Galderma Group AG	9,664	2,203,198
GSK PLC	592,524	15,579,119
Novartis AG, Registered Shares	190,260	29,855,713
Novo Nordisk A/S, Class B Shares	469,912	22,611,550
Orion oyj, Class A Shares	4,228	346,589
Orion oyj, Class B Shares	16,912	1,391,189
Recordati Industria Chimica e Farmaceutica SpA	6,040	354,254
Roche Holding AG	80,936	33,391,807
Roche Holding AG, Bearer Shares	3,624	1,523,908
Sanofi SA	250,660	21,516,396
Shionogi & Co. Ltd.	18,500	317,468
Takeda Pharmaceutical Co. Ltd.	422,800	13,410,454
See Notes to Schedules of Investments.

22
Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
UCB SA	4,228	$1,266,475
Total Pharmaceuticals		195,711,156

Total Health Care		224,720,687
Industrials — 16.5%
Aerospace & Defense — 2.1%
Airbus SE	57,380	12,762,322
BAE Systems PLC	253,076	6,193,902
Elbit Systems Ltd.	904	685,711
Kongsberg Gruppen ASA	20,536	619,058
Leonardo SpA	18,120	972,126
Rheinmetall AG	5,436	6,155,937
Rolls-Royce Holdings PLC	755,000	14,475,949
Saab AB, Class B Shares	30,804	1,600,332
Safran SA	24,160	9,529,635
Thales SA	3,624	931,418
Total Aerospace & Defense		53,926,390
Air Freight & Logistics — 0.6%
Deutsche Post AG	216,232	13,127,279
DSV A/S	8,456	2,003,418
Total Air Freight & Logistics		15,130,697
Building Products — 0.3%
AGC Inc.	80,800	3,462,679
Daikin Industries Ltd.	29,178	4,431,681
Total Building Products		7,894,360
Commercial Services & Supplies — 0.1%
Brambles Ltd.	88,184	1,190,109
Rentokil Initial PLC	472,328	2,674,342
Total Commercial Services & Supplies		3,864,451
Construction & Engineering — 0.7%
Bouygues SA	52,548	2,932,414
Ferrovial NV	69,460	4,763,229
Kajima Corp.	25,700	928,536
Obayashi Corp.	71,900	1,440,875
Shimizu Corp.	60,400	947,484
Skanska AB, Class B Shares	24,764	663,229
Vinci SA	39,864	5,824,679
Total Construction & Engineering		17,500,446
Electrical Equipment — 3.5%
ABB Ltd., Registered Shares	151,604	16,460,024
Fuji Electric Co. Ltd.	20,824	1,731,650
Fujikura Ltd.	302,000	11,591,300
Furukawa Electric Co. Ltd.	105,300	3,064,569
Legrand SA	20,536	3,467,820
Mitsubishi Electric Corp.	260,000	9,400,154
NIDEC Corp.	60,400	982,975 *
Prysmian SpA	24,764	4,135,067
Schneider Electric SE	57,984	18,920,054
See Notes to Schedules of Investments.

23
Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — continued
Siemens Energy AG	99,660	$18,891,465
Vestas Wind Systems A/S	33,824	955,019
Total Electrical Equipment		89,600,097
Ground Transportation — 0.1%
MTR Corp. Ltd.	562,500	2,187,725
Industrial Conglomerates — 2.0%
CK Hutchison Holdings Ltd.	507,500	4,287,384
Hitachi Ltd.	543,600	14,954,226
Jardine Cycle & Carriage Ltd.	21,100	439,145
Jardine Matheson Holdings Ltd.	31,692	1,949,058
Siemens AG, Registered Shares	93,620	30,093,102
Swire Pacific Ltd., Class A Shares	31,000	322,964
Total Industrial Conglomerates		52,045,879
Machinery — 3.1%
ANDRITZ AG	23,556	2,036,027
Atlas Copco AB, Class A Shares	123,820	2,509,497
Atlas Copco AB, Class B Shares	76,104	1,350,161
Daifuku Co. Ltd.	100,400	4,401,477
Daimler Truck Holding AG	155,832	7,518,468
Ebara Corp.	35,600	1,370,334
FANUC Corp.	145,860	6,600,833
Hitachi Construction Machinery Co. Ltd.	36,500	1,179,948
IHI Corp.	120,800	2,015,377
Kawasaki Heavy Industries Ltd.	181,200	3,258,311
Komatsu Ltd.	193,600	7,483,127
Kone oyj, Class B Shares	74,896	4,260,879
Makita Corp.	85,400	3,042,925
Metso oyj	227,708	3,957,146
Minebea Mitsumi Inc.	60,400	1,767,497
Mitsubishi Heavy Industries Ltd.	362,400	8,174,486
Sandvik AB	35,032	1,447,518
SKF AB, Class B Shares	25,368	652,145
SMC Corp.	6,450	2,828,832
Spirax Group PLC	25,368	2,301,321
Techtronic Industries Co. Ltd.	234,250	3,868,297
Volvo AB, Class A Shares	5,436	185,466
Volvo AB, Class B Shares	41,072	1,398,328
Wartsila oyj Abp	74,292	2,835,232
Weir Group PLC	12,080	385,437
Yaskawa Electric Corp.	44,300	1,915,374
Total Machinery		78,744,443
Marine Transportation — 0.4%
Kawasaki Kisen Kaisha Ltd.	120,800	1,847,027
Kuehne + Nagel International AG, Registered Shares	15,100	3,668,065
Mitsui OSK Lines Ltd.	104,900	3,364,674
Nippon Yusen KK	18,900	606,568
Total Marine Transportation		9,486,334
See Notes to Schedules of Investments.

24
Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Passenger Airlines — 0.2%
Japan Airlines Co. Ltd.	61,900	$1,085,464
Qantas Airways Ltd.	148,584	1,093,212
Singapore Airlines Ltd.	543,600	3,227,684
Total Passenger Airlines		5,406,360
Professional Services — 1.3%
Bureau Veritas SA	120,800	3,698,603
Experian PLC	95,432	3,221,016
Intertek Group PLC	52,548	4,048,656
Recruit Holdings Co. Ltd.	120,800	8,421,252
RELX PLC	193,280	6,069,517
SGS SA, Registered Shares	48,924	5,684,197
Wolters Kluwer NV	52,548	3,390,810
Total Professional Services		34,534,051
Trading Companies & Distributors — 1.5%
Bunzl PLC	50,736	1,771,024
ITOCHU Corp.	664,400	7,579,127
Marubeni Corp.	181,200	5,228,906
Mitsubishi Corp.	362,400	9,692,987
Mitsui & Co. Ltd.	199,900	5,531,151
Sumitomo Corp.	724,500	6,905,095
Toyota Tsusho Corp.	76,500	2,813,826
Total Trading Companies & Distributors		39,522,116
Transportation Infrastructure — 0.6%
Aena SME SA	120,196	3,663,620 (a)
Transurban Group	1,116,192	11,120,023
Total Transportation Infrastructure		14,783,643

Total Industrials		424,626,992
Information Technology — 11.5%
Communications Equipment — 0.4%
Nokia oyj	517,024	6,830,318
Telefonaktiebolaget LM Ericsson, Class B Shares	358,172	4,002,449
Total Communications Equipment		10,832,767
Electronic Equipment, Instruments & Components — 1.6%
Hexagon AB, Class B Shares	28,992	240,009
Ibiden Co. Ltd.	54,400	7,971,303
Keyence Corp.	18,779	9,366,102
Murata Manufacturing Co. Ltd.	236,200	16,560,523
TDK Corp.	276,250	6,068,066
Yokogawa Electric Corp.	22,200	769,709
Total Electronic Equipment, Instruments & Components		40,975,712
IT Services — 0.5%
Capgemini SE	26,576	2,672,607
Fujitsu Ltd.	120,800	2,413,398
NEC Corp.	120,800	2,917,336
Nomura Research Institute Ltd.	42,520	1,201,365
Obic Co. Ltd.	60,400	1,420,761
See Notes to Schedules of Investments.

25
Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — continued
Otsuka Corp.	82,740	$1,411,964
Total IT Services		12,037,431
Semiconductors & Semiconductor Equipment — 8.0%
Advantest Corp.	97,000	19,301,523
ASM International NV	7,248	8,290,782
ASML Holding NV	42,884	84,399,004
Disco Corp.	15,680	7,839,759
Infineon Technologies AG	137,712	12,858,626
Kioxia Holdings Corp.	37,400	20,637,022 *
Lasertec Corp.	16,600	5,076,265
Renesas Electronics Corp.	241,600	7,145,800
SCREEN Holdings Co. Ltd.	57,384	6,286,554
STMicroelectronics NV	56,172	4,141,642
Tokyo Electron Ltd.	58,064	27,562,760
Tower Semiconductor Ltd.	13,892	3,564,096 *
Total Semiconductors & Semiconductor Equipment		207,103,833
Software — 0.8%
Dassault Systemes SE	48,320	984,177
Oracle Corp. Japan	10,400	531,118
Sage Group PLC	108,720	1,177,476
SAP SE	108,116	16,563,610
WiseTech Global Ltd.	18,724	428,076
Total Software		19,684,457
Technology Hardware, Storage & Peripherals — 0.2%
Canon Inc.	120,800	3,082,342
FUJIFILM Holdings Corp.	78,400	1,680,155
Total Technology Hardware, Storage & Peripherals		4,762,497

Total Information Technology		295,396,697
Materials — 5.5%
Chemicals — 1.6%
Asahi Kasei Corp.	334,700	3,688,341
BASF SE	190,260	10,175,786
DSM-Firmenich AG	37,448	3,553,587
Givaudan SA, Registered Shares	433	1,835,815
ICL Group Ltd.	231,936	1,163,008
Mitsubishi Chemical Group Corp.	543,600	3,774,512
Nitto Denko Corp.	80,944	1,578,788
Resonac Holdings Corp.	14,300	1,557,360
Shin-Etsu Chemical Co. Ltd.	263,600	11,366,306
Syensqo SA	4,228	312,268
Yara International ASA	63,420	2,790,467
Total Chemicals		41,796,238
Metals & Mining — 3.7%
Antofagasta PLC	12,684	643,090
BHP Group Ltd.	660,172	27,167,610
BlueScope Steel Ltd.	9,060	200,041
Evolution Mining Ltd.	386,560	3,146,753
See Notes to Schedules of Investments.

26
Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Fortescue Ltd.	607,020	$8,053,407
Fresnillo PLC	61,608	2,241,293
Glencore PLC	218,648	1,491,050
JFE Holdings Inc.	241,600	2,319,003
JX Advanced Metals Corp.	102,900	2,784,521
Mitsui Kinzoku Co. Ltd.	6,200	1,623,196
Nippon Steel Corp.	1,932,800	6,375,475
Norsk Hydro ASA	216,232	1,962,269
Northern Star Resources Ltd.	190,864	2,505,769
Rio Tinto Ltd.	85,164	10,178,369
Rio Tinto PLC	228,916	21,638,672
SSAB AB, Class B Shares	15,704	145,355
Sumitomo Metal Mining Co. Ltd.	37,400	1,718,755
Total Metals & Mining		94,194,628
Paper & Forest Products — 0.2%
UPM-Kymmene oyj	188,448	4,998,501

Total Materials		140,989,367
Real Estate — 2.2%
Diversified REITs — 0.3%
CapitaLand Integrated Commercial Trust	2,174,400	3,984,172
GPT Group	705,472	2,385,105
Stockland	936,804	2,647,993
Total Diversified REITs		9,017,270
Industrial REITs — 0.3%
CapitaLand Ascendas REIT	1,510,000	2,906,877
Segro PLC	450,584	5,234,022
Total Industrial REITs		8,140,899
Office REITs — 0.1%
Nippon Building Fund Inc.	3,020	2,339,443 (b)
Real Estate Management & Development — 1.0%
CapitaLand Investment Ltd.	785,200	1,511,576
CK Asset Holdings Ltd.	503,200	2,834,893
Daito Trust Construction Co. Ltd.	120,800	2,307,111
Henderson Land Development Co. Ltd.	522,500	1,652,374
Hulic Co. Ltd.	181,200	1,891,995
Mitsui Fudosan Co. Ltd.	60,400	557,081
Sino Land Co. Ltd.	1,366,800	1,791,713
Sun Hung Kai Properties Ltd.	132,665	1,899,794
Swire Properties Ltd.	362,400	949,203
Vonovia SE	329,784	8,140,339
Wharf Real Estate Investment Co. Ltd.	604,000	1,646,702
Total Real Estate Management & Development		25,182,781
Retail REITs — 0.5%
Link REIT	966,400	4,498,008
Scentre Group	1,956,356	5,231,703
See Notes to Schedules of Investments.

27
Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Retail REITs — continued
	Vicinity Ltd.	1,363,228	$2,436,666
Total Retail REITs			12,166,377

Total Real Estate			56,846,770
Utilities — 4.6%
Electric Utilities — 2.5%
	CK Infrastructure Holdings Ltd.	228,600	1,740,287
	CLP Holdings Ltd.	453,000	4,228,435
	EDP SA	967,608	5,067,806
	Endesa SA	99,056	4,516,439
	Enel SpA	1,985,952	22,828,000
	Fortum oyj	77,312	1,793,450
	Iberdrola SA	398,036	9,938,829
	Origin Energy Ltd.	614,268	4,672,702
	Power Assets Holdings Ltd.	489,000	3,560,536
	SSE PLC	27,784	898,307
	Terna - Rete Elettrica Nazionale	350,320	4,101,334
	Verbund AG	7,852	499,132
Total Electric Utilities			63,845,257
Gas Utilities — 0.5%
	APA Group	462,664	3,250,211
	Hong Kong & China Gas Co. Ltd.	4,022,000	3,333,695
	Naturgy Energy Group SA	51,340	1,611,820
	Snam SpA	724,196	5,229,480
Total Gas Utilities			13,425,206
Multi-Utilities — 1.3%
	E.ON SE	77,312	1,593,244
	Engie SA	499,508	15,756,305
	National Grid PLC	615,476	10,194,788
	Veolia Environnement SA	144,356	6,014,139
Total Multi-Utilities			33,558,476
Water Utilities — 0.3%
	Severn Trent PLC	96,036	3,767,827
	United Utilities Group PLC	272,404	4,732,663
Total Water Utilities			8,500,490

Total Utilities			119,329,429
Total Common Stocks (Cost — $1,995,713,234)			2,545,214,719
	Rate
Preferred Stocks — 0.3%
Consumer Discretionary — 0.3%
Automobiles — 0.3%
Dr. Ing hc F Porsche AG	2.321%	38,656	1,922,942 (c)
Volkswagen AG	7.504%	76,708	6,147,789 (c)

Total Preferred Stocks (Cost — $10,328,098)			8,070,731
Total Investments before Short-Term Investments (Cost — $2,006,041,332)			2,553,285,450

Short-Term Investments — 1.6%
See Notes to Schedules of Investments.

28
Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Money Market Funds — 1.5%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $38,194,720)	3.545%	38,194,720	$38,194,720 (d)(e)

Investments from Cash Collateral Received for Loaned Securities — 0.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $2,523,519)	3.545%	2,523,519	2,523,519 (d)(e)

Total Short-Term Investments (Cost — $40,718,239)			40,718,239
Total Investments — 100.9% (Cost — $2,046,759,571)			2,594,003,689
Liabilities in Excess of Other Assets — (0.9)%			(24,202,641)
Total Net Assets — 100.0%			$2,569,801,048

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	A portion or all of the security is on loan at June 30, 2026 .
(c)	Rate shown represents yield-to-maturity.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $40,718,239 and the cost was $40,718,239 (Note 2).

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI EAFE Index	83	9/26	$13,086,314	$13,052,995	$(33,319)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

29
Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin International Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.0%
Communication Services — 6.6%
Diversified Telecommunication Services — 4.9%
HKT Trust & HKT Ltd.	451,468	$671,268
Infrastrutture Wireless Italiane SpA	74,459	524,394 (a)
TELUS Corp.	71,665	757,692
Total Diversified Telecommunication Services		1,953,354
Media — 0.9%
Publicis Groupe SA	3,718	367,524
Wireless Telecommunication Services — 0.8%
Tele2 AB, Class B Shares	17,072	297,494

Total Communication Services		2,618,372
Consumer Discretionary — 8.7%
Automobile Components — 1.2%
Magna International Inc.	4,037	265,069
Niterra Co. Ltd.	2,900	191,014
Total Automobile Components		456,083
Automobiles — 4.8%
Honda Motor Co. Ltd.	40,700	370,626
Isuzu Motors Ltd.	13,600	179,953
Mercedes-Benz Group AG	8,668	435,253
Renault SA	23,650	678,139
Subaru Corp.	16,600	244,110
Total Automobiles		1,908,081
Hotels, Restaurants & Leisure — 2.7%
Sands China Ltd.	228,400	380,081
Sodexo SA	11,946	691,771
Total Hotels, Restaurants & Leisure		1,071,852

Total Consumer Discretionary		3,436,016
Consumer Staples — 8.9%
Beverages — 1.5%
Pernod Ricard SA	7,942	579,854
Consumer Staples Distribution & Retail — 3.3%
Carrefour SA	52,492	975,229
J Sainsbury PLC	82,731	351,156
Total Consumer Staples Distribution & Retail		1,326,385
Food Products — 0.3%
Wilmar International Ltd.	48,400	135,084
Household Products — 0.2%
Reckitt Benckiser Group PLC	1,364	88,907
Tobacco — 3.6%
British American Tobacco PLC	9,867	612,498
Imperial Brands PLC	12,463	461,343
Japan Tobacco Inc.	9,300	344,018
Total Tobacco		1,417,859

Total Consumer Staples		3,548,089
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin International Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Energy — 11.1%
Oil, Gas & Consumable Fuels — 11.1%
Enbridge Inc.	8,712	$472,275
Eni SpA	11,924	281,107
Frontline PLC	18,634	646,649
Gaztransport Et Technigaz SA	2,035	432,518
OMV AG	13,178	830,912
Repsol SA	21,439	539,492
Santos Ltd.	86,229	430,721
Var Energi ASA	64,372	267,948
Whitecap Resources Inc.	48,862	507,304

Total Energy		4,408,926
Financials — 34.9%
Banks — 16.3%
Banca Monte dei Paschi di Siena SpA	88,627	1,100,819
Banco BPM SpA	56,441	975,033
Banco de Sabadell SA	221,551	784,975
Banque Cantonale Vaudoise, Registered Shares	517	75,885
BPER Banca SpA	40,843	641,227
CaixaBank SA	18,986	268,837
Credit Agricole SA	28,160	566,477
Danske Bank A/S	9,856	527,925
DBS Group Holdings Ltd.	5,900	298,318
Svenska Handelsbanken AB, Class A Shares	37,862	557,867
Swedbank AB, Class A Shares	17,974	672,297
Total Banks		6,469,660
Capital Markets — 2.2%
DWS Group GmbH & Co. KGaA	8,360	627,482 (a)
Partners Group Holding AG	308	252,845
Total Capital Markets		880,327
Financial Services — 4.5%
Groupe Bruxelles Lambert NV	4,664	424,988
M&G PLC	154,374	688,850
Poste Italiane SpA	19,679	643,921
Total Financial Services		1,757,759
Insurance — 11.9%
Admiral Group PLC	14,685	693,867
Aegon Ltd.	89,584	761,810
ASR Nederland NV	5,401	407,795
Insurance Australia Group Ltd.	46,992	263,379
Legal & General Group PLC	286,385	1,087,098
Standard Life PLC	87,153	963,562
Swiss Re AG	847	134,928
Tryg A/S	6,237	142,045
Zurich Insurance Group AG	363	269,376
Total Insurance		4,723,860

Total Financials		13,831,606
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin International Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care — 5.3%
Health Care Equipment & Supplies — 0.8%
Coloplast A/S, Class B Shares	5,357	$305,049
Health Care Providers & Services — 1.1%
Sonic Healthcare Ltd.	29,953	431,838
Pharmaceuticals — 3.4%
Astellas Pharma Inc.	11,900	159,252
Daiichi Sankyo Co. Ltd.	9,100	146,054
Ono Pharmaceutical Co. Ltd.	13,000	191,011
Roche Holding AG	370	152,651
Sanofi SA	6,369	546,708
Takeda Pharmaceutical Co. Ltd.	5,400	171,278
Total Pharmaceuticals		1,366,954

Total Health Care		2,103,841
Industrials — 5.4%
Ground Transportation — 2.1%
Ayvens SA	63,470	835,952 (a)
Industrial Conglomerates — 0.2%
Keppel Ltd.	9,300	78,659
Marine Transportation — 2.4%
Kawasaki Kisen Kaisha Ltd.	28,000	428,119
SITC International Holdings Co. Ltd.	129,000	516,194
Total Marine Transportation		944,313
Professional Services — 0.7%
Wolters Kluwer NV	4,114	265,468

Total Industrials		2,124,392
Information Technology — 0.8%
Semiconductors & Semiconductor Equipment — 0.1%
BE Semiconductor Industries NV	187	61,381
Software — 0.7%
Oracle Corp. Japan	5,300	270,666

Total Information Technology		332,047
Materials — 7.8%
Chemicals — 1.8%
Evonik Industries AG	39,006	708,178
Metals & Mining — 4.8%
BlueScope Steel Ltd.	27,720	612,045
Fortescue Ltd.	27,687	367,327
Glencore PLC	29,810	203,287
Rio Tinto Ltd.	2,673	319,463
Rio Tinto PLC	4,510	426,315
Total Metals & Mining		1,928,437
Paper & Forest Products — 1.2%
UPM-Kymmene oyj	17,974	476,752

Total Materials		3,113,367
Real Estate — 0.8%
Real Estate Management & Development — 0.8%
Daito Trust Construction Co. Ltd.	15,569	297,346
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin International Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Utilities — 7.7%
Electric Utilities — 0.8%
EDP SA		63,360	$331,845
Gas Utilities — 4.3%
APA Group		107,481	755,053
Naturgy Energy Group SA		30,019	942,447
Total Gas Utilities			1,697,500
Independent Power and Renewable Electricity Producers — 0.7%
Meridian Energy Ltd.		81,675	270,402
Multi-Utilities — 1.9%
Engie SA		13,871	437,542
Sembcorp Industries Ltd.		65,400	321,072
Total Multi-Utilities			758,614

Total Utilities			3,058,361
Total Common Stocks (Cost — $37,150,011)			38,872,363
	Rate
Preferred Stocks — 1.4%
Consumer Discretionary — 1.4%
Automobiles — 1.4%
Volkswagen AG (Cost — $773,130)	7.504%	7,018	562,460 (b)
Total Investments before Short-Term Investments (Cost — $37,923,141)			39,434,823

Short-Term Investments — 4.0%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $1,583,889)	3.545%	1,583,889	1,583,889 (c)(d)
Total Investments — 103.4% (Cost — $39,507,030)			41,018,712
Liabilities in Excess of Other Assets — (3.4)%			(1,350,563)
Total Net Assets — 100.0%			$39,668,149

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of June 30, 2026.
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $1,583,889 and the cost was $1,583,889 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.8%
Communication Services — 9.9%
Diversified Telecommunication Services — 1.8%
AT&T Inc.	43,240	$895,068
Comcast Corp., Class A Shares	23,552	578,202
Verizon Communications Inc.	24,380	1,032,249
Total Diversified Telecommunication Services		2,505,519
Entertainment — 0.5%
Netflix Inc.	7,314	522,219 *
ROBLOX Corp., Class A Shares	1,426	77,546 *
Walt Disney Co.	1,196	115,115
Total Entertainment		714,880
Interactive Media & Services — 7.5%
Alphabet Inc., Class A Shares	12,098	4,323,462
Alphabet Inc., Class C Shares	9,660	3,413,168
Meta Platforms Inc., Class A Shares	4,543	2,559,027
Total Interactive Media & Services		10,295,657
Media — 0.1%
Omnicom Group Inc.	1,748	127,307

Total Communication Services		13,643,363
Consumer Discretionary — 8.6%
Automobiles — 2.1%
Ford Motor Co.	28,842	400,904
Tesla Inc.	5,980	2,515,188 *
Total Automobiles		2,916,092
Broadline Retail — 3.7%
Amazon.com Inc.	21,022	5,010,383 *
eBay Inc.	322	35,984
MercadoLibre Inc.	61	103,541 *
Total Broadline Retail		5,149,908
Distributors — 0.1%
Genuine Parts Co.	874	103,115
Hotels, Restaurants & Leisure — 1.0%
Booking Holdings Inc.	390	69,514
Darden Restaurants Inc.	736	151,623
DoorDash Inc., Class A Shares	690	127,326 *
McDonald’s Corp.	1,012	273,554
Royal Caribbean Cruises Ltd.	552	175,276
Starbucks Corp.	5,934	606,395
Total Hotels, Restaurants & Leisure		1,403,688
Household Durables — 0.1%
Garmin Ltd.	690	163,903
Specialty Retail — 1.3%
Carvana Co.	1,794	118,081 *
Home Depot Inc.	3,772	1,330,309
Lowe’s Cos. Inc.	1,196	263,706
Tractor Supply Co.	3,266	103,238
Total Specialty Retail		1,815,334
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.3%
NIKE Inc., Class B Shares	7,866	$322,899

Total Consumer Discretionary		11,874,939
Consumer Staples — 5.4%
Beverages — 1.5%
Coca-Cola Co.	10,488	852,360
Constellation Brands Inc., Class A Shares	644	89,574
Keurig Dr Pepper Inc.	7,820	255,948
PepsiCo Inc.	6,762	915,575
Total Beverages		2,113,457
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	460	430,316
Sysco Corp.	2,806	234,526
Target Corp.	2,944	384,516
Walmart Inc.	3,358	380,327
Total Consumer Staples Distribution & Retail		1,429,685
Food Products — 0.8%
Archer-Daniels-Midland Co.	2,806	214,378
General Mills Inc.	3,450	120,060
Hershey Co.	644	112,990
Kraft Heinz Co.	5,658	133,642
Mondelez International Inc., Class A Shares	5,980	345,883
Tyson Foods Inc., Class A Shares	1,886	107,974
Total Food Products		1,034,927
Household Products — 0.7%
Kimberly-Clark Corp.	2,116	232,274
Procter & Gamble Co.	5,152	755,489
Total Household Products		987,763
Personal Care Products — 0.2%
Estee Lauder Cos. Inc., Class A Shares	1,058	83,529
Kenvue Inc.	10,764	205,700
Total Personal Care Products		289,229
Tobacco — 1.2%
Altria Group Inc.	10,350	744,682
Philip Morris International Inc.	4,922	890,439
Total Tobacco		1,635,121

Total Consumer Staples		7,490,182
Energy — 3.3%
Energy Equipment & Services — 0.0%††
SLB Ltd.	1,058	49,186
Oil, Gas & Consumable Fuels — 3.3%
Chevron Corp.	6,670	1,105,619
ConocoPhillips	2,714	282,147
EOG Resources Inc.	2,898	375,958
Expand Energy Corp.	1,564	142,621
Exxon Mobil Corp.	8,280	1,132,042
Kinder Morgan Inc.	11,960	382,361
ONEOK Inc.	3,726	323,939
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Phillips 66	2,162	$365,486
Tatneft PJSC	15,990	0 *(a)(b)(c)
Williams Cos. Inc.	5,060	376,160
Total Oil, Gas & Consumable Fuels		4,486,333

Total Energy		4,535,519
Financials — 11.6%
Banks — 5.1%
Bank of America Corp.	16,054	914,757
Citigroup Inc.	5,244	733,950
Citizens Financial Group Inc.	2,576	180,500
East-West Bancorp Inc.	828	106,887
Fifth Third Bancorp	5,474	308,569
Huntington Bancshares Inc.	12,282	217,760
JPMorgan Chase & Co.	5,980	1,957,433
KeyCorp	5,704	131,477
M&T Bank Corp.	920	218,969
PNC Financial Services Group Inc.	2,484	611,610
Regions Financial Corp.	5,060	152,812
Truist Financial Corp.	7,774	387,301
US Bancorp	9,752	589,021
Wells Fargo & Co.	6,854	566,415
Total Banks		7,077,461
Capital Markets — 4.1%
Ares Management Corp., Class A Shares	1,334	148,488 (d)
Bank of New York Mellon Corp.	1,472	212,866
Blackrock Inc.	920	884,635
Blackstone Inc.	4,830	568,346
Carlyle Group Inc.	1,426	60,049
Charles Schwab Corp.	2,668	246,176
Coinbase Global Inc., Class A Shares	414	60,523 *
Goldman Sachs Group Inc.	766	774,709
KKR & Co. Inc.	1,564	143,544
Morgan Stanley	5,704	1,192,364
MSCI Inc.	460	257,618
Nasdaq Inc.	1,932	152,280
Northern Trust Corp.	1,150	199,916
Robinhood Markets Inc., Class A Shares	1,702	170,677 *
S&P Global Inc.	230	93,670
State Street Corp.	1,610	273,056
T. Rowe Price Group Inc.	1,334	151,663
Total Capital Markets		5,590,580
Consumer Finance — 0.2%
American Express Co.	138	46,678
Capital One Financial Corp.	441	88,473
SoFi Technologies Inc.	3,174	56,910 *
Synchrony Financial	552	41,980
Total Consumer Finance		234,041
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — 0.8%
Apollo Global Management Inc.	2,484	$293,882
Block Inc.	460	34,960 *
Fidelity National Information Services Inc.	3,542	137,713
Mastercard Inc., Class A Shares	138	70,877
Visa Inc., Class A Shares	1,748	599,721
Total Financial Services		1,137,153
Insurance — 1.3%
Allstate Corp.	506	120,398
American International Group Inc.	782	58,282
Cincinnati Financial Corp.	920	170,329
Marsh & McLennan Cos. Inc.	368	61,335
MetLife Inc.	3,312	280,228
Principal Financial Group Inc.	1,334	143,778
Progressive Corp.	3,496	763,701
Prudential Financial Inc.	2,162	233,345
Total Insurance		1,831,396
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management Inc.	4,830	107,999

Total Financials		15,978,630
Health Care — 7.6%
Biotechnology — 1.7%
AbbVie Inc.	5,106	1,284,874
Amgen Inc.	1,610	583,013
Gilead Sciences Inc.	3,174	401,003
Total Biotechnology		2,268,890
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	3,358	304,705
Becton Dickinson & Co.	828	125,301
Intuitive Surgical Inc.	368	146,346 *
Medtronic PLC	7,498	586,569
Total Health Care Equipment & Supplies		1,162,921
Health Care Providers & Services — 1.2%
Cigna Group	322	88,769
CVS Health Corp.	5,566	575,803
Elevance Health Inc.	368	142,317
Humana Inc.	184	73,088
UnitedHealth Group Inc.	1,978	822,116
Total Health Care Providers & Services		1,702,093
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	13,248	763,350
Eli Lilly & Co.	1,472	1,765,561
Johnson & Johnson	4,370	1,109,849
Merck & Co. Inc.	6,578	845,273
Pfizer Inc.	36,570	880,606
Zoetis Inc.	1,104	79,333
Total Pharmaceuticals		5,443,972

Total Health Care		10,577,876
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrials — 6.6%
Aerospace & Defense — 1.0%
Axon Enterprise Inc.	184	$103,152 *
Boeing Co.	506	109,534 *
General Electric Co.	1,334	498,556
Lockheed Martin Corp.	184	93,741
Rocket Lab Corp.	1,656	168,332 *
RTX Corp.	2,024	384,013
Total Aerospace & Defense		1,357,328
Air Freight & Logistics — 0.5%
FedEx Corp.	414	129,636
United Parcel Service Inc., Class B Shares	4,692	504,390
Total Air Freight & Logistics		634,026
Building Products — 0.3%
Carrier Global Corp.	2,024	148,460
Johnson Controls International PLC	874	127,700
Trane Technologies PLC	322	158,154
Total Building Products		434,314
Commercial Services & Supplies — 0.0%††
Cintas Corp.	49	8,334
Construction & Engineering — 0.1%
Comfort Systems USA Inc.	56	110,989
Electrical Equipment — 1.7%
Bloom Energy Corp., Class A Shares	736	222,787 *
Eaton Corp. PLC	920	392,031
Emerson Electric Co.	1,932	276,566
GE Vernova Inc.	585	687,293
Hubbell Inc.	276	144,403
Rockwell Automation Inc.	690	341,605
Vertiv Holdings Co., Class A Shares	920	308,034
Total Electrical Equipment		2,372,719
Ground Transportation — 0.6%
Norfolk Southern Corp.	828	260,481
Uber Technologies Inc.	2,484	179,245 *
Union Pacific Corp.	1,242	337,824
Total Ground Transportation		777,550
Industrial Conglomerates — 0.2%
3M Co.	1,380	223,436
Honeywell International Inc.	552	123,593
Total Industrial Conglomerates		347,029
Machinery — 1.2%
Caterpillar Inc.	690	734,781
Cummins Inc.	414	295,269
Illinois Tool Works Inc.	1,794	485,223
Snap-on Inc.	322	129,573
Xylem Inc.	460	54,376
Total Machinery		1,699,222
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Passenger Airlines — 0.1%
Southwest Airlines Co.	1,564	$80,421
Professional Services — 0.5%
Automatic Data Processing Inc.	2,300	515,085
Broadridge Financial Solutions Inc.	368	50,398
Paychex Inc.	2,024	199,020
Total Professional Services		764,503
Trading Companies & Distributors — 0.4%
Fastenal Co.	6,532	313,732
Ferguson Enterprises Inc.	276	65,503
United Rentals Inc.	20	22,658
Watsco Inc.	230	95,848
Total Trading Companies & Distributors		497,741

Total Industrials		9,084,176
Information Technology — 39.5%
Communications Equipment — 1.2%
Arista Networks Inc.	1,932	328,208 *
Ciena Corp.	276	135,395 *
Cisco Systems Inc.	8,786	1,032,004
Lumentum Holdings Inc.	138	118,412 *
Total Communications Equipment		1,614,019
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A Shares	3,404	600,193
CDW Corp.	736	103,511
Coherent Corp.	322	127,020 *
Corning Inc.	1,886	481,741
Flex Ltd.	874	141,649 *
TE Connectivity PLC	1,242	250,400
Total Electronic Equipment, Instruments & Components		1,704,514
IT Services — 1.4%
Accenture PLC, Class A Shares	4,048	503,733
Cloudflare Inc., Class A Shares	690	169,243 *
Cognizant Technology Solutions Corp., Class A Shares	2,898	112,240
CoreWeave Inc., Class A Shares	138	13,736 *
International Business Machines Corp.	2,944	827,882
MongoDB Inc.	230	77,257 *
Snowflake Inc.	690	175,605 *
VeriSign Inc.	230	57,859
Total IT Services		1,937,555
Semiconductors & Semiconductor Equipment — 20.4%
Advanced Micro Devices Inc.	3,588	2,084,305 *
Analog Devices Inc.	1,702	675,983
Applied Materials Inc.	1,748	1,263,804
Astera Labs Inc.	368	177,751 *
Broadcom Inc.	11,086	4,187,737
Credo Technology Group Holding Ltd.	552	150,116 *
Entegris Inc.	460	82,736
Intel Corp.	9,476	1,323,134 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
KLA Corp.	3,220	$971,506
Lam Research Corp.	3,266	1,415,256
Marvell Technology Inc.	1,242	369,979
Microchip Technology Inc.	3,542	323,030
Micron Technology Inc.	2,484	2,867,256
Monolithic Power Systems Inc.	224	309,649
NVIDIA Corp.	48,438	9,691,960
NXP Semiconductors NV	1,656	465,386
QUALCOMM Inc.	3,818	705,528
Teradyne Inc.	368	178,053
Texas Instruments Inc.	3,266	973,497
Total Semiconductors & Semiconductor Equipment		28,216,666
Software — 6.8%
AppLovin Corp., Class A Shares	460	237,006 *
Cadence Design Systems Inc.	368	138,118 *
CrowdStrike Holdings Inc., Class A Shares	506	386,149 *
Datadog Inc., Class A Shares	598	155,695 *
Fortinet Inc.	460	70,665 *
Intuit Inc.	598	156,078
Microsoft Corp.	16,238	6,057,099
Oracle Corp.	4,140	606,717
Palantir Technologies Inc., Class A Shares	4,784	558,149 *
Palo Alto Networks Inc.	1,196	407,860 *
Salesforce Inc.	1,656	259,429
ServiceNow Inc.	1,472	146,140 *
Strategy Inc.	506	43,987 *
Synopsys Inc.	276	123,115 *
Zscaler Inc.	322	45,450 *
Total Software		9,391,657
Technology Hardware, Storage & Peripherals — 8.5%
Apple Inc.	30,590	8,851,522
Dell Technologies Inc., Class C Shares	920	396,943
Everpure Inc., Class A Shares	506	39,868 *
Hewlett Packard Enterprise Co.	5,796	261,458
HP Inc.	6,164	135,238
NetApp Inc.	1,196	185,093
Sandisk Corp.	296	673,024 *
Seagate Technology Holdings PLC	644	621,460
Super Micro Computer Inc.	1,058	31,031 *
Western Digital Corp.	807	515,447
Total Technology Hardware, Storage & Peripherals		11,711,084

Total Information Technology		54,575,495
Materials — 1.1%
Chemicals — 0.6%
Air Products & Chemicals Inc.	1,104	323,671
Dow Inc.	4,508	123,339
DuPont de Nemours Inc.	889	120,584
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
LyondellBasell Industries NV, Class A Shares	1,702	$89,610
PPG Industries Inc.	1,426	172,959
Total Chemicals		830,163
Containers & Packaging — 0.4%
Amcor PLC	2,990	129,617
International Paper Co.	3,404	129,692
Packaging Corp. of America	552	131,531
Smurfit Westrock PLC	3,358	155,341
Total Containers & Packaging		546,181
Metals & Mining — 0.1%
Freeport-McMoRan Inc.	644	40,501
Newmont Corp.	690	64,446
Total Metals & Mining		104,947

Total Materials		1,481,291
Real Estate — 3.5%
Diversified REITs — 0.1%
WP Carey Inc.	1,426	101,959
Health Care REITs — 0.0%††
Ventas Inc.	138	12,254
Industrial REITs — 0.5%
Prologis Inc.	5,520	747,794
Residential REITs — 0.5%
AvalonBay Communities Inc.	874	164,915
Equity Residential	2,070	140,615
Essex Property Trust Inc.	368	107,305
Invitation Homes Inc.	3,266	98,666
Mid-America Apartment Communities Inc.	690	95,869
Sun Communities Inc.	690	82,738
Total Residential REITs		690,108
Retail REITs — 0.6%
Kimco Realty Corp.	4,232	107,281
Realty Income Corp.	5,842	361,970
Simon Property Group Inc.	1,978	442,380
Total Retail REITs		911,631
Specialized REITs — 1.8%
American Tower Corp.	2,852	466,502
Crown Castle Inc.	2,714	205,531
Digital Realty Trust Inc.	2,024	363,470
Equinix Inc.	389	405,490
Extra Space Storage Inc.	1,288	187,146
Iron Mountain Inc.	1,932	244,031
Public Storage	966	307,488
VICI Properties Inc.	6,762	179,531
Weyerhaeuser Co.	4,416	105,719
Total Specialized REITs		2,464,908

Total Real Estate		4,928,654
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Utilities — 2.7%
Electric Utilities — 1.7%
	Alliant Energy Corp.	1,564	$119,318
	American Electric Power Co. Inc.	2,300	314,663
	Constellation Energy Corp.	460	114,250
	Duke Energy Corp.	2,024	256,198
	Edison International	2,346	174,660
	Entergy Corp.	322	36,985
	Evergy Inc.	1,426	123,249
	Eversource Energy	2,392	172,870
	Exelon Corp.	6,348	295,944
	FirstEnergy Corp.	3,496	166,200
	NextEra Energy Inc.	3,634	318,956
	PPL Corp.	598	21,737
	Southern Co.	1,150	110,066
	Xcel Energy Inc.	1,058	84,957
Total Electric Utilities			2,310,053
Independent Power and Renewable Electricity Producers — 0.0%††
	Vistra Corp.	414	65,673
Multi-Utilities — 1.0%
	Consolidated Edison Inc.	644	71,246
	Dominion Energy Inc.	5,428	370,678
	DTE Energy Co.	920	140,180
	NiSource Inc.	294	13,980
	Public Service Enterprise Group Inc.	3,174	257,602
	Sempra	2,622	243,085
	WEC Energy Group Inc.	1,932	225,600
Total Multi-Utilities			1,322,371

Total Utilities			3,698,097
Total Investments before Short-Term Investments (Cost — $118,031,460)			137,868,222
	Rate
Short-Term Investments — 0.6%
Money Market Funds — 0.5%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $635,477)	3.545%	635,477	635,477 (e)(f)

Investments from Cash Collateral Received for Loaned Securities — 0.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $121,000)	3.545%	121,000	121,000 (e)(f)

Total Short-Term Investments (Cost — $756,477)			756,477
Total Investments — 100.4% (Cost — $118,787,937)			138,624,699
Liabilities in Excess of Other Assets — (0.4)%			(519,105)
Total Net Assets — 100.0%			$138,105,594

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Core Dividend Tilt Index ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	A portion or all of the security is on loan at June 30, 2026 .
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $756,477 and the cost was $756,477 (Note 2).

Abbreviation(s) used in this schedule:
PJSC	—	Private Joint Stock Company
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Micro E-mini S&P 500 Index	4	9/26	$151,279	$150,965	$(314)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin U.S. Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.7%
Communication Services — 7.9%
Diversified Telecommunication Services — 5.9%
AST SpaceMobile Inc.	5,358	$476,112 *
AT&T Inc.	3,243	67,130
Comcast Corp., Class A Shares	28,576	701,541
Verizon Communications Inc.	72,991	3,090,439
Total Diversified Telecommunication Services		4,335,222
Media — 2.0%
EchoStar Corp., Class A Shares	2,303	233,754 *
Omnicom Group Inc.	16,779	1,222,015
Total Media		1,455,769

Total Communication Services		5,790,991
Consumer Discretionary — 5.6%
Automobiles — 0.6%
Ford Motor Co.	32,101	446,204
Hotels, Restaurants & Leisure — 0.2%
Darden Restaurants Inc.	329	67,777
McDonald’s Corp.	235	63,523
Total Hotels, Restaurants & Leisure		131,300
Household Durables — 0.1%
Lennar Corp., Class A Shares	799	72,301
Specialty Retail — 4.4%
Best Buy Co. Inc.	38,869	2,949,380
Carvana Co.	2,632	173,238 *
Home Depot Inc.	235	82,880
Total Specialty Retail		3,205,498
Textiles, Apparel & Luxury Goods — 0.3%
NIKE Inc., Class B Shares	6,345	260,462

Total Consumer Discretionary		4,115,765
Consumer Staples — 15.7%
Beverages — 0.1%
PepsiCo Inc.	517	70,002
Consumer Staples Distribution & Retail — 0.5%
Target Corp.	3,055	399,013
Food Products — 9.2%
General Mills Inc.	95,551	3,325,175
Kraft Heinz Co.	144,149	3,404,799
Tyson Foods Inc., Class A Shares	1,316	75,341
Total Food Products		6,805,315
Household Products — 0.1%
Kimberly-Clark Corp.	705	77,388
Personal Care Products — 1.1%
Estee Lauder Cos. Inc., Class A Shares	846	66,792
Kenvue Inc.	38,399	733,805
Total Personal Care Products		800,597
Tobacco — 4.7%
Altria Group Inc.	46,718	3,361,360
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Tobacco — continued
Philip Morris International Inc.	423	$76,525
Total Tobacco		3,437,885

Total Consumer Staples		11,590,200
Energy — 6.4%
Oil, Gas & Consumable Fuels — 6.4%
Chevron Corp.	5,358	888,142
ConocoPhillips	658	68,406
Devon Energy Corp.	1,880	77,682
EOG Resources Inc.	517	67,070
Exxon Mobil Corp.	517	70,684
Kinder Morgan Inc.	23,077	737,772
ONEOK Inc.	29,939	2,602,897
Phillips 66	423	71,508
Valero Energy Corp.	282	73,444
Williams Cos. Inc.	1,034	76,867

Total Energy		4,734,472
Financials — 25.3%
Banks — 8.5%
Citizens Financial Group Inc.	1,128	79,039
Huntington Bancshares Inc.	39,480	699,980
KeyCorp	66,693	1,537,274
M&T Bank Corp.	329	78,305
Regions Financial Corp.	47,047	1,420,819
Truist Financial Corp.	32,336	1,610,980
US Bancorp	13,348	806,219
Total Banks		6,232,616
Capital Markets — 11.4%
Ares Management Corp., Class A Shares	20,398	2,270,501
Blackstone Inc.	16,638	1,957,794
CME Group Inc.	6,110	1,349,271
Coinbase Global Inc., Class A Shares	752	109,935 *
Robinhood Markets Inc., Class A Shares	3,384	339,348 *
T. Rowe Price Group Inc.	20,915	2,377,826
Total Capital Markets		8,404,675
Consumer Finance — 0.2%
SoFi Technologies Inc.	6,251	112,081 *
Financial Services — 1.9%
Fidelity National Information Services Inc.	35,297	1,372,347
Insurance — 3.3%
Principal Financial Group Inc.	658	70,920
Progressive Corp.	376	82,137
Prudential Financial Inc.	21,385	2,308,083
Total Insurance		2,461,140

Total Financials		18,582,859
Health Care — 7.9%
Biotechnology — 0.2%
AbbVie Inc.	329	82,789
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Amgen Inc.	188	$68,079
Total Biotechnology		150,868
Health Care Equipment & Supplies — 0.1%
Medtronic PLC	940	73,536
Health Care Providers & Services — 0.2%
CVS Health Corp.	752	77,794
UnitedHealth Group Inc.	188	78,139
Total Health Care Providers & Services		155,933
Pharmaceuticals — 7.4%
Bristol-Myers Squibb Co.	32,037	1,845,972
Johnson & Johnson	282	71,620
Merck & Co. Inc.	611	78,513
Pfizer Inc.	141,188	3,399,807
Viatris Inc.	4,512	71,651
Total Pharmaceuticals		5,467,563

Total Health Care		5,847,900
Industrials — 12.1%
Aerospace & Defense — 0.7%
Lockheed Martin Corp.	141	71,834
Rocket Lab Corp.	4,136	420,424 *
Total Aerospace & Defense		492,258
Air Freight & Logistics — 5.0%
United Parcel Service Inc., Class B Shares	34,028	3,658,010
Electrical Equipment — 1.8%
Bloom Energy Corp., Class A Shares	4,136	1,251,967 *
Vertiv Holdings Co., Class A Shares	235	78,683
Total Electrical Equipment		1,330,650
Machinery — 0.5%
PACCAR Inc.	3,290	395,195
Passenger Airlines — 0.1%
Southwest Airlines Co.	1,692	87,003
Professional Services — 3.9%
Jacobs Solutions Inc.	564	71,064
Paychex Inc.	28,059	2,759,041
Total Professional Services		2,830,105
Trading Companies & Distributors — 0.1%
Fastenal Co.	1,598	76,752

Total Industrials		8,869,973
Information Technology — 10.4%
Communications Equipment — 1.4%
Ciena Corp.	167	81,923 *
Lumentum Holdings Inc.	1,128	967,892 *
Total Communications Equipment		1,049,815
IT Services — 0.6%
CoreWeave Inc., Class A Shares	4,324	430,411 *
Semiconductors & Semiconductor Equipment — 2.1%
Credo Technology Group Holding Ltd.	517	140,598 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
	Microchip Technology Inc.	9,306	$848,707
	Micron Technology Inc.	409	472,105
	Texas Instruments Inc.	235	70,047
Total Semiconductors & Semiconductor Equipment			1,531,457
Software — 0.2%
	Strategy Inc.	1,880	163,428 *
Technology Hardware, Storage & Peripherals — 6.1%
	HP Inc.	100,721	2,209,819
	IonQ Inc.	7,426	395,509 *
	Sandisk Corp.	598	1,359,691 *
	Seagate Technology Holdings PLC	176	169,840
	Super Micro Computer Inc.	4,183	122,687 *
	Western Digital Corp.	309	197,364
Total Technology Hardware, Storage & Peripherals			4,454,910

Total Information Technology			7,630,021
Materials — 3.5%
Chemicals — 1.1%
	LyondellBasell Industries NV, Class A Shares	15,416	811,652
Containers & Packaging — 2.3%
	Amcor PLC	39,903	1,729,795
Metals & Mining — 0.1%
	Newmont Corp.	752	70,237

Total Materials			2,611,684
Utilities — 3.9%
Electric Utilities — 3.9%
	Edison International	23,453	1,746,076
	Eversource Energy	15,792	1,141,288

Total Utilities			2,887,364
Total Investments before Short-Term Investments (Cost — $67,052,767)			72,661,229
	Rate
Short-Term Investments — 1.8%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $1,304,588)	3.545%	1,304,588	1,304,588 (a)(b)
Total Investments — 100.5% (Cost — $68,357,355)			73,965,817
Liabilities in Excess of Other Assets — (0.5)%			(373,986)
Total Net Assets — 100.0%			$73,591,831

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $1,304,588 and the cost was $1,304,588 (Note 2).

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Dividend Booster Index ETF
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Micro E-mini S&P 500 Index	23	9/26	$868,594	$868,049	$(545)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.7%
Communication Services — 10.5%
Diversified Telecommunication Services — 1.0%
Verizon Communications Inc.	509,330	$21,565,032
Entertainment — 0.4%
Electronic Arts Inc.	28,620	5,868,245
Madison Square Garden Sports Corp.	5,300	2,129,752 *
Total Entertainment		7,997,997
Interactive Media & Services — 8.7%
Alphabet Inc., Class A Shares	218,890	78,224,719
Alphabet Inc., Class C Shares	177,550	62,733,742
Match Group Inc.	57,240	2,177,982
Meta Platforms Inc., Class A Shares	66,780	37,616,506
Total Interactive Media & Services		180,752,949
Media — 0.3%
New York Times Co., Class A Shares	28,620	2,002,828
Sirius XM Holdings Inc.	69,960	2,066,618
Versant Media Group Inc.	47,700	1,717,677
Total Media		5,787,123
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA	24,380	2,212,729

Total Communication Services		218,315,830
Consumer Discretionary — 8.6%
Automobile Components — 0.3%
BorgWarner Inc.	36,040	2,393,056
Gentex Corp.	85,330	2,156,289
Lear Corp.	14,310	1,918,399
Total Automobile Components		6,467,744
Automobiles — 1.8%
General Motors Co.	120,310	9,273,495
Tesla Inc.	66,780	28,087,668 *
Total Automobiles		37,361,163
Broadline Retail — 3.5%
Amazon.com Inc.	267,650	63,791,701 *
eBay Inc.	58,300	6,515,025
Macy’s Inc.	94,870	2,234,188
Total Broadline Retail		72,540,914
Hotels, Restaurants & Leisure — 1.3%
Aramark	38,690	2,201,461
Boyd Gaming Corp.	24,910	2,200,300
Expedia Group Inc.	13,250	3,390,410
Marriott International Inc., Class A Shares	19,080	7,070,857
Royal Caribbean Cruises Ltd.	28,620	9,087,709
Travel + Leisure Co.	30,210	2,308,950
Total Hotels, Restaurants & Leisure		26,259,687
Household Durables — 0.1%
PulteGroup Inc.	20,670	2,836,131
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Leisure Products — 0.1%
YETI Holdings Inc.	42,930	$2,127,611 *
Specialty Retail — 1.2%
Bath & Body Works Inc.	103,350	2,390,485
Best Buy Co. Inc.	30,740	2,332,551
Five Below Inc.	9,010	1,619,908 *
Gap Inc.	97,520	1,821,674
Murphy USA Inc.	4,240	2,284,809
Ross Stores Inc.	38,160	8,122,356
Ulta Beauty Inc.	5,446	2,456,037 *
Williams-Sonoma Inc.	14,840	3,459,204
Total Specialty Retail		24,487,024
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.	18,020	1,789,206 *
Tapestry Inc.	28,090	4,111,814
Total Textiles, Apparel & Luxury Goods		5,901,020

Total Consumer Discretionary		177,981,294
Consumer Staples — 3.7%
Beverages — 0.5%
Coca-Cola Consolidated Inc.	11,660	2,226,127
Monster Beverage Corp.	89,570	8,609,469 *
Total Beverages		10,835,596
Consumer Staples Distribution & Retail — 0.6%
Casey’s General Stores Inc.	4,240	3,369,910
Dollar General Corp.	25,440	2,928,398
Target Corp.	43,460	5,676,310
Total Consumer Staples Distribution & Retail		11,974,618
Food Products — 0.4%
Archer-Daniels-Midland Co.	30,740	2,348,536
Bunge Global SA	17,490	1,866,708
Darling Ingredients Inc.	34,980	1,910,607 *
Seaboard Corp.	373	1,665,195
Total Food Products		7,791,046
Tobacco — 2.2%
Altria Group Inc.	255,460	18,380,347
Philip Morris International Inc.	151,580	27,422,338
Total Tobacco		45,802,685

Total Consumer Staples		76,403,945
Energy — 2.4%
Energy Equipment & Services — 0.1%
TechnipFMC PLC	40,280	2,670,564
Oil, Gas & Consumable Fuels — 2.3%
APA Corp.	63,600	2,071,452
Devon Energy Corp.	98,580	4,073,326
Exxon Mobil Corp.	260,760	35,651,107
HF Sinclair Corp.	29,680	2,067,212
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Valero Energy Corp.	17,490	$4,555,095
Total Oil, Gas & Consumable Fuels		48,418,192

Total Energy		51,088,756
Financials — 9.7%
Banks — 2.9%
Central BanCo Inc.	72,610	2,205,892 (a)
Citigroup Inc.	200,340	28,039,587
Citizens Financial Group Inc.	49,290	3,453,750
JPMorgan Chase & Co.	70,490	23,073,492
Popular Inc.	13,780	2,262,400
Webster Financial Corp.	28,620	2,187,140
Total Banks		61,222,261
Capital Markets — 4.9%
Affiliated Managers Group Inc.	6,890	2,331,576
Bank of New York Mellon Corp.	90,630	13,106,004
Cboe Global Markets Inc.	11,130	2,700,917
Evercore Inc., Class A Shares	5,830	1,990,595
Goldman Sachs Group Inc.	26,500	26,801,305
Invesco Ltd.	72,610	1,916,178
Moody’s Corp.	18,020	8,161,618
Morgan Stanley	129,320	27,033,053
Northern Trust Corp.	22,790	3,961,814
SEI Investments Co.	23,320	2,045,397
State Street Corp.	32,860	5,573,056
T. Rowe Price Group Inc.	25,440	2,892,274
Virtu Financial Inc., Class A Shares	41,870	2,494,196
Total Capital Markets		101,007,983
Consumer Finance — 0.3%
OneMain Holdings Inc.	37,100	2,261,987
Synchrony Financial	46,110	3,506,666
Total Consumer Finance		5,768,653
Financial Services — 1.1%
Berkshire Hathaway Inc., Class B Shares	40,280	20,155,709 *
Western Union Co.	257,580	1,983,366 (a)
Total Financial Services		22,139,075
Insurance — 0.4%
Lincoln National Corp.	58,300	2,060,905
Principal Financial Group Inc.	20,140	2,170,689
Reinsurance Group of America Inc.	10,035	2,133,943
White Mountains Insurance Group Ltd.	1,060	2,197,793 (a)
Total Insurance		8,563,330
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Rithm Capital Corp.	221,540	2,080,261

Total Financials		200,781,563
Health Care — 10.2%
Biotechnology — 3.1%
AbbVie Inc.	137,270	34,542,623
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Amgen Inc.	45,050	$16,313,506
Biogen Inc.	13,780	2,977,307 *
Exelixis Inc.	41,870	2,278,147 *
Halozyme Therapeutics Inc.	31,270	2,447,503 *
Revolution Medicines Inc.	13,250	2,481,460 *
United Therapeutics Corp.	5,315	2,879,826 *
Total Biotechnology		63,920,372
Health Care Equipment & Supplies — 0.2%
IDEXX Laboratories Inc.	9,540	5,022,238 *
Health Care Providers & Services — 0.3%
DaVita Inc.	10,600	2,358,288 *
Quest Diagnostics Inc.	13,250	2,808,338
Total Health Care Providers & Services		5,166,626
Life Sciences Tools & Services — 0.2%
Illumina Inc.	12,720	2,236,557 *
Medpace Holdings Inc.	4,720	2,499,665 *
Total Life Sciences Tools & Services		4,736,222
Pharmaceuticals — 6.4%
Bristol-Myers Squibb Co.	272,420	15,696,840
Eli Lilly & Co.	23,850	28,606,405
Jazz Pharmaceuticals PLC	8,480	2,043,426 *
Johnson & Johnson	152,110	38,631,377
Merck & Co. Inc.	207,230	26,629,055
Organon & Co.	154,760	2,095,450
Pfizer Inc.	607,910	14,638,473
Royalty Pharma PLC, Class A Shares	53,530	3,001,427
Viatris Inc.	127,200	2,019,936
Total Pharmaceuticals		133,362,389

Total Health Care		212,207,847
Industrials — 9.0%
Aerospace & Defense — 0.9%
ATI Inc.	13,780	2,716,038 *
Curtiss-Wright Corp.	4,240	3,212,902
Lockheed Martin Corp.	17,948	9,143,788
Rocket Lab Corp.	31,270	3,178,596 *
Total Aerospace & Defense		18,251,324
Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	15,370	2,894,786
Expeditors International of Washington Inc.	16,430	2,677,761
FedEx Corp.	21,200	6,638,356
United Parcel Service Inc., Class B Shares	64,130	6,893,975
Total Air Freight & Logistics		19,104,878
Building Products — 0.1%
AO Smith Corp.	36,570	2,293,670
Commercial Services & Supplies — 0.1%
Clean Harbors Inc.	7,420	2,216,725 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — 1.5%
Comfort Systems USA Inc.	5,315	$10,534,064
EMCOR Group Inc.	5,315	4,410,812
IES Holdings Inc.	3,180	2,336,219 *
Quanta Services Inc.	15,370	11,067,015
Sterling Infrastructure Inc.	2,396	2,011,107 *
Total Construction & Engineering		30,359,217
Electrical Equipment — 0.7%
Powell Industries Inc.	7,420	2,124,791
Vertiv Holdings Co., Class A Shares	32,330	10,824,731
Vicor Corp.	6,360	2,415,401 *
Total Electrical Equipment		15,364,923
Ground Transportation — 0.3%
J.B. Hunt Transport Services Inc.	9,540	2,761,162
Landstar System Inc.	10,070	2,082,577
Old Dominion Freight Line Inc.	11,660	2,525,556
Total Ground Transportation		7,369,295
Machinery — 3.4%
Allison Transmission Holdings Inc.	18,020	2,031,575
Caterpillar Inc.	34,450	36,685,805
Cummins Inc.	14,840	10,584,036
Illinois Tool Works Inc.	34,450	9,317,691
Lincoln Electric Holdings Inc.	7,950	2,110,805
Mueller Industries Inc.	16,430	2,019,740
Oshkosh Corp.	16,430	2,521,676
Snap-on Inc.	5,905	2,376,172
Timken Co.	15,900	2,310,588
Total Machinery		69,958,088
Passenger Airlines — 0.5%
Delta Air Lines Inc.	76,320	7,148,131
Southwest Airlines Co.	49,820	2,561,745
Total Passenger Airlines		9,709,876
Trading Companies & Distributors — 0.6%
Fastenal Co.	141,510	6,796,725
MSC Industrial Direct Co. Inc., Class A Shares	19,610	2,332,610
W.W. Grainger Inc.	2,613	3,554,725
Total Trading Companies & Distributors		12,684,060

Total Industrials		187,312,056
Information Technology — 39.2%
Communications Equipment — 3.0%
Arista Networks Inc.	127,200	21,608,736 *
Ciena Corp.	10,070	4,939,939 *
Cisco Systems Inc.	269,240	31,624,931
Ubiquiti Inc.	3,710	1,981,251
Viavi Solutions Inc.	42,400	2,024,600 *
Total Communications Equipment		62,179,457
Electronic Equipment, Instruments & Components — 2.7%
Arrow Electronics Inc.	9,540	2,035,931 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
Avnet Inc.	23,850	$2,118,357
Cognex Corp.	31,270	2,264,574
Coherent Corp.	14,840	5,853,935 *
Corning Inc.	108,120	27,617,092
Flex Ltd.	22,790	3,693,575 *
Keysight Technologies Inc.	15,370	5,380,576 *
Littelfuse Inc.	4,240	1,930,599
TD SYNNEX Corp.	7,950	2,125,353
TTM Technologies Inc.	11,660	2,180,653 *
Total Electronic Equipment, Instruments & Components		55,200,645
IT Services — 0.2%
Amdocs Ltd.	32,860	1,660,744
DigitalOcean Holdings Inc.	13,250	2,080,648 *
Total IT Services		3,741,392
Semiconductors & Semiconductor Equipment — 21.2%
Advanced Micro Devices Inc.	27,560	16,009,879 *
Amkor Technology Inc.	30,740	2,650,710
Analog Devices Inc.	41,340	16,419,008
Applied Materials Inc.	64,660	46,749,180
Broadcom Inc.	135,860	51,321,115
Cirrus Logic Inc.	12,190	1,810,581 *
KLA Corp.	136,210	41,095,919
Lam Research Corp.	95,090	41,205,350
Lattice Semiconductor Corp.	13,780	2,107,789 *
MACOM Technology Solutions Holdings Inc.	8,480	3,225,538 *
Micron Technology Inc.	15,721	18,146,593
MKS Inc.	9,010	4,007,648
Monolithic Power Systems Inc.	5,830	8,059,159
NVIDIA Corp.	698,010	139,664,821
QUALCOMM Inc.	106,000	19,587,740
Skyworks Solutions Inc.	27,560	1,868,568 (a)
Teradyne Inc.	19,610	9,488,102
Texas Instruments Inc.	59,360	17,693,435
Total Semiconductors & Semiconductor Equipment		441,111,135
Software — 4.5%
Fortinet Inc.	76,850	11,805,697 *
Microsoft Corp.	212,530	79,277,940
Pegasystems Inc.	57,770	1,731,367
RingCentral Inc., Class A Shares	47,700	1,859,346
Total Software		94,674,350
Technology Hardware, Storage & Peripherals — 7.6%
Apple Inc.	493,960	142,932,265
Dell Technologies Inc., Class C Shares	19,610	8,460,931
HP Inc.	113,950	2,500,063
NetApp Inc.	24,910	3,855,072
Total Technology Hardware, Storage & Peripherals		157,748,331

Total Information Technology		814,655,310
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Materials — 1.8%
Chemicals — 0.1%
CF Industries Holdings Inc.	22,260	$2,409,868
Containers & Packaging — 0.1%
Sonoco Products Co.	42,400	2,389,240
Metals & Mining — 1.6%
Alcoa Corp.	32,860	1,713,320
Anglogold Ashanti PLC	74,730	6,044,910
Aura Minerals Inc.	26,500	1,668,175
Newmont Corp.	151,050	14,108,070
Nucor Corp.	13,250	2,951,437
Southern Copper Corp.	14,310	2,493,661
Steel Dynamics Inc.	16,430	3,770,028
Total Metals & Mining		32,749,601

Total Materials		37,548,709
Real Estate — 2.5%
Diversified REITs — 0.1%
WP Carey Inc.	28,620	2,046,330 (a)
Health Care REITs — 0.2%
Medical Properties Trust Inc.	403,860	1,865,833 (a)
Omega Healthcare Investors Inc.	45,050	2,147,984
Total Health Care REITs		4,013,817
Industrial REITs — 0.7%
EastGroup Properties Inc.	10,070	2,039,477
First Industrial Realty Trust Inc.	32,860	2,014,647
Prologis Inc.	76,850	10,410,869
Total Industrial REITs		14,464,993
Office REITs — 0.1%
Kilroy Realty Corp.	60,420	2,263,938 (a)
Retail REITs — 1.0%
Agree Realty Corp.	28,090	2,127,537 (a)
Federal Realty Investment Trust	17,490	2,158,966
NNN REIT Inc.	46,655	2,170,857
Realty Income Corp.	118,190	7,323,052
Simon Property Group Inc.	30,210	6,756,466
Total Retail REITs		20,536,878
Specialized REITs — 0.4%
EPR Properties	35,430	2,055,294
Gaming and Leisure Properties Inc.	43,110	1,919,688
Millrose Properties Inc., Class A Shares	73,140	2,197,857
VICI Properties Inc.	130,910	3,475,661
Total Specialized REITs		9,648,500

Total Real Estate		52,974,456
Utilities — 2.1%
Electric Utilities — 1.9%
American Electric Power Co. Inc.	56,710	7,758,495
Edison International	44,520	3,314,514
Entergy Corp.	56,180	6,452,835
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Electric Utilities — continued
Evergy Inc.		28,620	$2,473,626
IDACORP Inc.		14,840	2,245,292
NextEra Energy Inc.		170,660	14,978,828
Pinnacle West Capital Corp.		20,670	2,211,690
Total Electric Utilities			39,435,280
Gas Utilities — 0.1%
National Fuel Gas Co.		26,500	2,046,065
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.		140,980	2,066,767

Total Utilities			43,548,112
Total Investments before Short-Term Investments (Cost — $1,591,368,255)			2,072,817,878
	Rate
Short-Term Investments — 1.1%
Investments from Cash Collateral Received for Loaned Securities — 0.6%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $12,464,505)	3.545%	12,464,505	12,464,505 (b)(c)

Money Market Funds — 0.5%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $10,039,748)	3.545%	10,039,748	10,039,748 (b)(c)

Total Short-Term Investments (Cost — $22,504,253)			22,504,253
Total Investments — 100.8% (Cost — $1,613,872,508)			2,095,322,131
Liabilities in Excess of Other Assets — (0.8)%			(17,632,953)
Total Net Assets — 100.0%			$2,077,689,178

*	Non-income producing security.
(a)	A portion or all of the security is on loan at June 30, 2026 .
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $22,504,253 and the cost was $22,504,253 (Note 2).

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	9	9/26	$3,433,360	$3,396,713	$(36,647)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 100.0%
Communication Services — 3.3%
Entertainment — 1.0%
Electronic Arts Inc.	74,589	$15,293,729
Interactive Media & Services — 0.4%
Pinterest Inc., Class A Shares	266,087	5,595,810 *
Media — 1.6%
Fox Corp., Class A Shares	106,858	5,573,713
Fox Corp., Class B Shares	68,241	3,196,408
Nexstar Media Group Inc.	12,680	2,264,521
Omnicom Group Inc.	162,403	11,827,811
Sirius XM Holdings Inc.	68,241	2,015,839
Total Media		24,878,292
Wireless Telecommunication Services — 0.3%
Millicom International Cellular SA	52,371	4,753,192

Total Communication Services		50,521,023
Consumer Discretionary — 16.4%
Automobile Components — 0.2%
Lear Corp.	24,334	3,262,216
Broadline Retail — 1.6%
Dillard’s Inc., Class A Shares	1,812	957,497 (a)
eBay Inc.	138,069	15,429,210
Etsy Inc.	48,139	3,626,311 *
Macy’s Inc.	182,505	4,297,993
Total Broadline Retail		24,311,011
Distributors — 1.1%
Genuine Parts Co.	80,408	9,486,536
LKQ Corp.	151,823	3,997,500
Pool Corp.	18,515	3,978,873
Total Distributors		17,462,909
Diversified Consumer Services — 0.6%
ADT Inc.	138,069	897,449
Duolingo Inc.	17,986	2,068,750 *
Grand Canyon Education Inc.	14,812	2,119,745 *
H&R Block Inc.	86,756	3,303,668
Total Diversified Consumer Services		8,389,612
Hotels, Restaurants & Leisure — 3.8%
Boyd Gaming Corp.	22,747	2,009,243
Darden Restaurants Inc.	51,313	10,570,991
Expedia Group Inc.	66,654	17,055,426
Las Vegas Sands Corp.	68,770	3,176,486
Texas Roadhouse Inc.	48,668	9,404,118
Yum! Brands Inc.	101,568	16,236,660
Total Hotels, Restaurants & Leisure		58,452,924
Household Durables — 1.6%
Garmin Ltd.	64,538	15,330,357
NVR Inc.	1,346	9,170,836 *
Total Household Durables		24,501,193
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Leisure Products — 0.1%
YETI Holdings Inc.	33,856	$1,677,903 *
Specialty Retail — 4.4%
AutoNation Inc.	13,225	2,457,073 *
Bath & Body Works Inc.	132,250	3,058,942
Best Buy Co. Inc.	143,888	10,918,221
Chewy Inc., Class A Shares	64,538	1,268,172 *
Gap Inc.	128,018	2,391,376
Murphy USA Inc.	11,109	5,986,307
Tractor Supply Co.	326,922	10,334,004
Ulta Beauty Inc.	29,624	13,359,832 *
Williams-Sonoma Inc.	74,060	17,263,386
Total Specialty Retail		67,037,313
Textiles, Apparel & Luxury Goods — 3.0%
Columbia Sportswear Co.	15,341	948,381
Crocs Inc.	30,153	3,637,658 *
Deckers Outdoor Corp.	88,872	8,824,101 *
Lululemon Athletica Inc.	55,016	6,281,727 *
PVH Corp.	11,109	824,954
Ralph Lauren Corp.	23,805	9,555,565
Tapestry Inc.	103,684	15,177,264
Total Textiles, Apparel & Luxury Goods		45,249,650

Total Consumer Discretionary		250,344,731
Consumer Staples — 9.1%
Beverages — 0.9%
Brown-Forman Corp., Class A Shares	19,924	545,121 (a)
Brown-Forman Corp., Class B Shares	56,074	1,494,372
Coca-Cola Consolidated Inc.	36,224	6,915,886
Constellation Brands Inc., Class A Shares	34,914	4,856,188
Total Beverages		13,811,567
Consumer Staples Distribution & Retail — 4.0%
Albertsons Cos. Inc., Class A Shares	293,066	3,965,183
BJ’s Wholesale Club Holdings Inc.	80,408	7,013,186 *
Dollar General Corp.	126,431	14,553,472
Kroger Co.	242,282	13,453,920
Maplebear Inc.	38,088	1,803,467 *
Sprouts Farmers Market Inc.	49,726	4,205,825 *
Sysco Corp.	198,904	16,624,396
Total Consumer Staples Distribution & Retail		61,619,449
Food Products — 1.9%
Campbell’s Co.	50,784	1,130,960
General Mills Inc.	286,718	9,977,786
Hershey Co.	77,234	13,550,705
Ingredion Inc.	30,682	2,905,892
JBS NV, Class A Shares	87,814	1,040,596
Pilgrim’s Pride Corp.	19,044	535,327
Total Food Products		29,141,266
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Products — 1.2%
Clorox Co.	71,415	$6,815,848
Kimberly-Clark Corp.	99,981	10,974,914
Total Household Products		17,790,762
Personal Care Products — 1.1%
Kenvue Inc.	871,792	16,659,945

Total Consumer Staples		139,022,989
Energy — 4.5%
Oil, Gas & Consumable Fuels — 4.5%
Antero Midstream Corp.	203,665	4,633,379
APA Corp.	217,948	7,098,566
Chord Energy Corp.	14,283	1,632,547
Devon Energy Corp.	338,560	13,989,299
DT Midstream Inc.	54,487	7,995,422
Expand Energy Corp.	56,074	5,113,388
Ovintiv Inc.	150,765	7,937,777
Permian Resources Corp., Class A Shares	323,219	5,950,462
Targa Resources Corp.	51,842	13,900,914

Total Energy		68,251,754
Financials — 16.6%
Banks — 0.9%
Bank OZK	25,392	1,322,669
Columbia Banking System Inc.	154,468	4,950,699
Commerce Bancshares Inc.	68,770	3,971,468
Prosperity Bancshares Inc.	53,958	3,940,553
Total Banks		14,185,389
Capital Markets — 3.8%
Affiliated Managers Group Inc.	15,870	5,370,408
Cboe Global Markets Inc.	28,037	6,803,739
FactSet Research Systems Inc.	17,457	4,016,507
Invesco Ltd.	189,911	5,011,751
MarketAxess Holdings Inc.	15,870	1,801,086
MSCI Inc.	23,805	13,331,752
SEI Investments Co.	66,654	5,846,222
T. Rowe Price Group Inc.	110,561	12,569,680
Tradeweb Markets Inc., Class A Shares	28,037	2,794,168
Total Capital Markets		57,545,313
Consumer Finance — 1.6%
Ally Financial Inc.	140,714	6,465,808
OneMain Holdings Inc.	74,060	4,515,438
Synchrony Financial	183,034	13,919,736
Total Consumer Finance		24,900,982
Financial Services — 0.4%
MGIC Investment Corp.	169,280	4,773,696
Western Union Co.	236,463	1,820,765 (a)
Total Financial Services		6,594,461
Insurance — 9.9%
Allstate Corp.	73,002	17,370,096
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Arch Capital Group Ltd.	168,751	$16,378,972 *
Cincinnati Financial Corp.	95,749	17,726,970
CNA Financial Corp.	13,225	642,867
Everest Group Ltd.	27,508	9,826,683
Globe Life Inc.	54,487	9,735,737
Hartford Insurance Group Inc.	118,496	15,703,090
Kinsale Capital Group Inc.	14,812	4,885,146
Markel Group Inc.	5,690	11,112,627 *
Old Republic International Corp.	125,373	5,130,263
Principal Financial Group Inc.	99,981	10,775,952
Prudential Financial Inc.	149,707	16,157,877
Unum Group	85,698	7,661,401
WR Berkley Corp.	121,141	8,544,075
Total Insurance		151,651,756

Total Financials		254,877,901
Health Care — 15.0%
Biotechnology — 4.4%
Alnylam Pharmaceuticals Inc.	49,726	14,969,018 *
Exelixis Inc.	162,403	8,836,347 *
Halozyme Therapeutics Inc.	66,654	5,217,009 *
Incyte Corp.	121,670	13,792,511 *
Neurocrine Biosciences Inc.	69,828	11,768,462 *
United Therapeutics Corp.	24,863	13,471,519 *
Total Biotechnology		68,054,866
Health Care Equipment & Supplies — 3.2%
Becton Dickinson & Co.	79,350	12,008,036
IDEXX Laboratories Inc.	26,450	13,924,338 *
ResMed Inc.	65,596	12,783,348
STERIS PLC	46,552	9,802,455
Total Health Care Equipment & Supplies		48,518,177
Health Care Providers & Services — 2.9%
Cencora Inc.	56,074	15,867,820
Chemed Corp.	7,406	3,449,270
Encompass Health Corp.	75,118	7,592,927
Henry Schein Inc.	24,334	2,032,376 *
Tenet Healthcare Corp.	50,784	9,500,671 *
Universal Health Services Inc., Class B Shares	41,791	6,213,904
Total Health Care Providers & Services		44,656,968
Health Care Technology — 0.0%††
Doximity Inc., Class A Shares	31,211	647,316 *
Life Sciences Tools & Services — 2.2%
Medpace Holdings Inc.	8,464	4,482,450 *
Mettler-Toledo International Inc.	11,049	14,115,208 *
Waters Corp.	39,146	14,681,316 *
Total Life Sciences Tools & Services		33,278,974
Pharmaceuticals — 2.3%
Organon & Co.	178,802	2,420,979
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Royalty Pharma PLC, Class A Shares	226,412	$12,694,921
Viatris Inc.	643,264	10,215,032
Zoetis Inc.	128,547	9,237,388
Total Pharmaceuticals		34,568,320

Total Health Care		229,724,621
Industrials — 18.7%
Aerospace & Defense — 1.0%
HEICO Corp.	18,515	6,594,858
HEICO Corp., Class A Shares	33,327	8,595,366
Total Aerospace & Defense		15,190,224
Air Freight & Logistics — 1.8%
CH Robinson Worldwide Inc.	71,415	13,450,301
Expeditors International of Washington Inc.	81,995	13,363,545
Total Air Freight & Logistics		26,813,846
Building Products — 1.1%
Allegion PLC	46,552	6,540,090
Lennox International Inc.	19,044	10,911,260
Total Building Products		17,451,350
Commercial Services & Supplies — 1.3%
Rollins Inc.	187,795	7,838,564
Veralto Corp.	137,540	12,197,047
Total Commercial Services & Supplies		20,035,611
Ground Transportation — 1.7%
Knight-Swift Transportation Holdings Inc.	70,357	5,478,700
Old Dominion Freight Line Inc.	66,654	14,437,256
Saia Inc.	13,225	5,569,841 *
Schneider National Inc., Class B Shares	26,450	966,219
Total Ground Transportation		26,452,016
Machinery — 3.1%
Allison Transmission Holdings Inc.	51,842	5,844,667
Donaldson Co. Inc.	62,422	5,603,623
IDEX Corp.	18,515	4,201,979
Otis Worldwide Corp.	185,679	13,294,616
Snap-on Inc.	30,682	12,346,437
Toro Co.	55,545	5,411,194
Total Machinery		46,702,516
Passenger Airlines — 2.7%
Delta Air Lines Inc.	182,505	17,093,418
Southwest Airlines Co.	113,735	5,848,254
United Airlines Holdings Inc.	131,192	17,840,800 *
Total Passenger Airlines		40,782,472
Professional Services — 2.6%
Booz Allen Hamilton Holding Corp.	98,394	5,969,564
Genpact Ltd.	102,626	2,822,215
Leidos Holdings Inc.	61,364	6,318,651
Paychex Inc.	155,526	15,292,872
Paycom Software Inc.	24,863	3,124,782
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Professional Services — continued
Robert Half Inc.	61,364	$1,883,875
Science Applications International Corp.	10,580	1,168,138
SS&C Technologies Holdings Inc.	53,429	3,315,269
Total Professional Services		39,895,366
Trading Companies & Distributors — 3.4%
Fastenal Co.	340,676	16,362,668
Ferguson Enterprises Inc.	66,654	15,818,994
MSC Industrial Direct Co. Inc., Class A Shares	30,682	3,649,624
W.W. Grainger Inc.	12,202	16,599,601
Total Trading Companies & Distributors		52,430,887

Total Industrials		285,754,288
Information Technology — 8.9%
Communications Equipment — 1.0%
F5 Inc.	33,856	14,082,742 *
Ubiquiti Inc.	2,116	1,130,007
Total Communications Equipment		15,212,749
Electronic Equipment, Instruments & Components — 0.1%
Vontier Corp.	86,756	2,515,924
IT Services — 1.8%
Amdocs Ltd.	60,306	3,047,865
Gartner Inc.	43,378	5,622,656 *
GoDaddy Inc., Class A Shares	77,234	6,555,622 *
VeriSign Inc.	47,610	11,976,772
Total IT Services		27,202,915
Semiconductors & Semiconductor Equipment — 1.5%
Cirrus Logic Inc.	28,566	4,242,908 *
Teradyne Inc.	38,088	18,428,498
Total Semiconductors & Semiconductor Equipment		22,671,406
Software — 2.9%
Appfolio Inc., Class A Shares	12,696	2,035,804 *
Autodesk Inc.	60,306	11,724,692 *
DocuSign Inc.	112,148	4,981,614 *
Dolby Laboratories Inc., Class A Shares	38,088	2,002,667
Dropbox Inc., Class A Shares	104,742	2,877,263 *
Fair Isaac Corp.	10,014	11,964,527 *
Manhattan Associates Inc.	42,320	5,893,060 *
Pegasystems Inc.	49,506	1,483,695
RingCentral Inc., Class A Shares	35,443	1,381,568
Total Software		44,344,890
Technology Hardware, Storage & Peripherals — 1.6%
HP Inc.	523,181	11,478,591
NetApp Inc.	86,227	13,344,491
Total Technology Hardware, Storage & Peripherals		24,823,082

Total Information Technology		136,770,966
Materials — 1.6%
Chemicals — 0.3%
CF Industries Holdings Inc.	40,204	4,352,485
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Containers & Packaging — 0.5%
Avery Dennison Corp.	41,791	$6,784,769
Sonoco Products Co.	24,334	1,371,221
Total Containers & Packaging		8,155,990
Metals & Mining — 0.8%
Anglogold Ashanti PLC	143,359	11,596,309
Aura Minerals Inc.	10,580	666,011
Total Metals & Mining		12,262,320

Total Materials		24,770,795
Real Estate — 3.6%
Health Care REITs — 0.7%
Alexandria Real Estate Equities Inc.	65,067	3,438,791
Omega Healthcare Investors Inc.	164,519	7,844,266
Total Health Care REITs		11,283,057
Industrial REITs — 0.6%
EastGroup Properties Inc.	24,334	4,928,365
STAG Industrial Inc.	101,039	3,845,544
Total Industrial REITs		8,773,909
Office REITs — 0.3%
Cousins Properties Inc.	87,814	2,632,663 (a)
Kilroy Realty Corp.	70,357	2,636,277 (a)
Total Office REITs		5,268,940
Residential REITs — 0.8%
American Homes 4 Rent, Class A Shares	141,772	4,752,198
Equity LifeStyle Properties Inc.	110,032	7,091,562
Total Residential REITs		11,843,760
Retail REITs — 0.4%
Agree Realty Corp.	30,153	2,283,788 (a)
Regency Centers Corp.	44,436	3,543,327
Total Retail REITs		5,827,115
Specialized REITs — 0.8%
Gaming and Leisure Properties Inc.	74,060	3,297,892
Lamar Advertising Co., Class A Shares	47,081	7,343,694
Millrose Properties Inc., Class A Shares	45,494	1,367,095
Total Specialized REITs		12,008,681

Total Real Estate		55,005,462
Utilities — 2.3%
Electric Utilities — 0.7%
Edison International	151,823	11,303,223
Gas Utilities — 0.3%
National Fuel Gas Co.	51,842	4,002,721
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	336,973	4,940,024
Water Utilities — 1.0%
American Water Works Co. Inc.	113,735	14,965,251

Total Utilities		35,211,219
Total Investments before Short-Term Investments (Cost — $1,494,826,493)		1,530,255,749
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 1.3%
Money Market Funds — 0.7%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $10,441,250)	3.545%	10,441,250	$10,441,250 (b)(c)

Investments from Cash Collateral Received for Loaned Securities — 0.6%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $9,919,571)	3.545%	9,919,571	9,919,571 (b)(c)

Total Short-Term Investments (Cost — $20,360,821)			20,360,821
Total Investments — 101.3% (Cost — $1,515,187,314)			1,550,616,570
Liabilities in Excess of Other Assets — (1.3)%			(19,523,596)
Total Net Assets — 100.0%			$1,531,092,974

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	A portion or all of the security is on loan at June 30, 2026 .
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $20,360,821 and the cost was $20,360,821 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.6%
Communication Services — 1.6%
Diversified Telecommunication Services — 0.1%
ATN International Inc.	315	$8,344
IDT Corp., Class B Shares	1,134	65,954
Total Diversified Telecommunication Services		74,298
Entertainment — 0.3%
Cinemark Holdings Inc.	3,549	112,610
Playtika Holding Corp.	4,116	15,311
Total Entertainment		127,921
Interactive Media & Services — 0.5%
Cars.com Inc.	1,491	16,311 *
EverQuote Inc., Class A Shares	1,932	45,962 *
Grindr Inc.	840	12,071 *
MediaAlpha Inc., Class A Shares	1,008	12,671 *
Shutterstock Inc.	1,764	24,608
Taboola.com Ltd.	3,885	19,425 *
Yelp Inc.	4,116	100,924 *
ZipRecruiter Inc., Class A Shares	4,641	17,404 *
ZoomInfo Technologies Inc.	8,253	24,181 *
Total Interactive Media & Services		273,557
Media — 0.7%
AMC Global Media Inc., Class A Shares	2,016	20,120 *
Cable One Inc.	315	16,730 *
DoubleVerify Holdings Inc.	4,893	53,040 *
Ibotta Inc., Class A Shares	672	22,955 *
iHeartMedia Inc., Class A Shares	5,523	23,694 *
John Wiley & Sons Inc., Class A Shares	2,982	144,657
Lee Enterprises Inc.	273	2,446 *
Scholastic Corp.	1,323	60,858
Total Media		344,500
Wireless Telecommunication Services — 0.0%††
Spok Holdings Inc.	1,386	14,193

Total Communication Services		834,469
Consumer Discretionary — 16.6%
Automobile Components — 1.7%
Garrett Motion Inc.	8,442	305,854
LCI Industries	1,512	160,090
Patrick Industries Inc.	1,869	167,799
Standard Motor Products Inc.	1,491	58,104
Versigent PLC	2,331	97,925 *
XPEL Inc.	1,491	73,954 *
Total Automobile Components		863,726
Broadline Retail — 0.3%
Kohl’s Corp.	5,166	91,542
Pattern Group Inc., Class A Shares	1,302	32,797 *
Savers Value Village Inc.	1,944	19,615 *
Total Broadline Retail		143,954
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Distributors — 0.0%††
Weyco Group Inc.	420	$16,519
Diversified Consumer Services — 3.4%
American Public Education Inc.	1,080	57,996 *
Covista Inc.	2,247	280,111 *
Frontdoor Inc.	4,473	347,060 *
Laureate Education Inc.	6,678	242,545 *
Lincoln Educational Services Corp.	2,310	115,269 *
Matthews International Corp., Class A Shares	1,785	48,052
Perdoceo Education Corp.	4,998	159,936
Phoenix Education Partners Inc.	168	5,519
Strategic Education Inc.	1,449	111,023
Stride Inc.	2,667	230,002 *
Universal Technical Institute Inc.	3,087	132,031 *
Total Diversified Consumer Services		1,729,544
Hotels, Restaurants & Leisure — 2.5%
Accel Entertainment Inc.	1,638	20,655 *
Bloomin’ Brands Inc.	7,434	67,947
Cheesecake Factory Inc.	4,137	329,057
Cracker Barrel Old Country Store Inc.	1,764	94,021
Jack in the Box Inc.	1,155	18,261 *(a)
Monarch Casino & Resort Inc.	987	129,899
Nathan’s Famous Inc.	210	21,336
Papa John’s International Inc.	2,184	80,306 (a)
Portillo’s Inc., Class A Shares	4,116	19,510 *
Red Rock Resorts Inc., Class A Shares	1,659	107,934
Rush Street Interactive Inc.	5,838	173,622 *
Sabre Corp.	10,479	21,901 *
Super Group SGHC Ltd.	10,731	145,405
Wendy’s Co.	5,187	43,000
Total Hotels, Restaurants & Leisure		1,272,854
Household Durables — 1.2%
Cricut Inc., Class A Shares	3,168	13,907
Ethan Allen Interiors Inc.	1,827	40,815
Flexsteel Industries Inc.	210	15,641
Hamilton Beach Brands Holding Co., Class A Shares	462	10,640
Installed Building Products Inc.	1,449	333,038
La-Z-Boy Inc.	2,814	112,898
Lifetime Brands Inc.	399	3,403
Lovesac Co.	861	14,370 *
Sonos Inc.	7,854	106,265 *
Total Household Durables		650,977
Leisure Products — 0.6%
Acushnet Holdings Corp.	2,016	238,956
Escalade Inc.	588	11,043
JAKKS Pacific Inc.	588	13,688
Smith & Wesson Brands Inc.	2,667	40,112
Total Leisure Products		303,799
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — 4.8%
Abercrombie & Fitch Co., Class A Shares	3,612	$325,116 *
Academy Sports & Outdoors Inc.	4,599	216,751
American Eagle Outfitters Inc.	10,941	188,185
Bob’s Discount Furniture Inc.	756	11,960 *
Buckle Inc.	2,583	109,003
Build-A-Bear Workshop Inc.	1,008	30,855
Caleres Inc.	2,415	29,874
Designer Brands Inc., Class A Shares	2,037	11,876
Envela Corp.	420	12,130 *
Genesco Inc.	714	24,112 *
Group 1 Automotive Inc.	714	207,895
Haverty Furniture Cos. Inc.	1,113	28,415
J Jill Inc.	525	8,332
Monro Inc.	2,016	34,494
Revolve Group Inc.	3,045	69,700 *
Sally Beauty Holdings Inc.	8,253	116,697 *
Shoe Station Group Inc.	1,176	17,440
Signet Jewelers Ltd.	2,877	247,997
Sonic Automotive Inc., Class A Shares	903	76,565
Torrid Holdings Inc.	2,112	3,949 *
Upbound Group Inc.	4,305	91,352
Urban Outfitters Inc.	3,045	215,769 *
Victoria’s Secret & Co.	3,927	327,826 *
Winmark Corp.	168	71,077
Total Specialty Retail		2,477,370
Textiles, Apparel & Luxury Goods — 2.1%
Carter’s Inc.	2,331	95,944
Ermenegildo Zegna NV	2,961	38,552
Figs Inc., Class A Shares	7,035	71,968 *
G-III Apparel Group Ltd.	2,457	82,825
Kontoor Brands Inc.	4,179	348,278
Movado Group Inc.	1,197	47,054
Oxford Industries Inc.	1,050	36,614
Rocky Brands Inc.	504	20,785
Steven Madden Ltd.	5,418	228,098
Superior Group of Cos. Inc.	672	8,817
Wolverine World Wide Inc.	5,334	88,171
Total Textiles, Apparel & Luxury Goods		1,067,106

Total Consumer Discretionary		8,525,849
Consumer Staples — 6.4%
Beverages — 0.6%
Boston Beer Co. Inc., Class A Shares	231	40,894 *
National Beverage Corp.	1,722	53,726 *
Vita Coco Co. Inc.	2,961	195,841 *
Total Beverages		290,461
Consumer Staples Distribution & Retail — 2.0%
Chefs’ Warehouse Inc.	2,100	201,810 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — continued
Grocery Outlet Holding Corp.	5,397	$53,862 *
Ingles Markets Inc., Class A Shares	1,008	89,289
Natural Grocers by Vitamin Cottage Inc.	861	26,708
PriceSmart Inc.	1,911	373,295
United Natural Foods Inc.	3,990	182,223 *
Village Super Market Inc., Class A Shares	777	32,774
Weis Markets Inc.	1,050	82,225
Total Consumer Staples Distribution & Retail		1,042,186
Food Products — 1.4%
Cal-Maine Foods Inc.	3,444	277,449
Del Monte Corp.	1,911	53,336
Flowers Foods Inc.	7,875	62,212
J&J Snack Foods Corp.	966	70,953
John B Sanfilippo & Son Inc.	546	46,951
Lifeway Foods Inc.	312	9,310 *
Mama’s Creations Inc.	2,121	37,860 *
Marzetti Co.	1,302	148,636
Once Upon a Farm PBC	441	9,032 *
Vital Farms Inc.	2,226	25,888 *
Total Food Products		741,627
Household Products — 1.1%
Central Garden & Pet Co.	546	24,210 *
Central Garden & Pet Co., Class A Shares	3,234	125,382 *
Energizer Holdings Inc.	4,536	97,252
Oil-Dri Corp. of America	630	64,392
WD-40 Co.	1,008	245,589
Total Household Products		556,825
Personal Care Products — 0.9%
BellRing Brands Inc.	3,822	49,457 *
Edgewell Personal Care Co.	2,982	80,096
Herbalife Ltd.	6,279	82,569 *
Interparfums Inc.	1,407	157,387
Nature’s Sunshine Products Inc.	1,092	23,806 *
Niagen Bioscience Inc.	3,780	12,058 *
Nu Skin Enterprises Inc., Class A Shares	3,822	20,180
Oddity Tech Ltd., Class A Shares	1,344	20,335 *
USANA Health Sciences Inc.	903	19,279 *
Total Personal Care Products		465,167
Tobacco — 0.4%
Turning Point Brands Inc.	1,113	94,394
Universal Corp.	1,743	90,932
Total Tobacco		185,326

Total Consumer Staples		3,281,592
Energy — 4.9%
Energy Equipment & Services — 1.5%
Archrock Inc.	9,765	397,533
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Energy Equipment & Services — continued
Kodiak Gas Services Inc.	4,998	$375,500
Total Energy Equipment & Services		773,033
Oil, Gas & Consumable Fuels — 3.4%
Ardmore Shipping Corp.	2,247	31,480
California Resources Corp.	4,263	225,385
DHT Holdings Inc.	7,245	119,760
Diversified Energy Co.	2,499	34,636
Dorian LPG Ltd.	1,932	67,195
Evolution Petroleum Corp.	1,827	6,723
FLEX LNG Ltd.	1,890	53,033 (a)
Granite Ridge Resources Inc.	1,806	7,964
Gulfport Energy Corp.	483	81,965 *
International Seaways Inc.	2,877	220,349
Magnolia Oil & Gas Corp., Class A Shares	10,941	279,871
Nordic American Tankers Ltd.	11,676	64,685
Northern Oil & Gas Inc.	6,111	110,915
Riley Exploration Permian Inc.	960	31,642
Scorpio Tankers Inc.	2,898	200,716
SFL Corp. Ltd.	7,707	78,611
Teekay Tankers Ltd., Class A Shares	1,533	99,446
Total Oil, Gas & Consumable Fuels		1,714,376

Total Energy		2,487,409
Financials — 15.1%
Banks — 5.2%
1st Source Corp.	630	51,395
Bank First Corp.	546	80,999
Bank of NT Butterfield & Son Ltd.	1,218	72,471
Bank7 Corp.	252	12,335
Banner Corp.	1,155	76,738
BCB Bancorp Inc.	525	5,628
Beacon Financial Corp.	2,709	82,489
Central Pacific Financial Corp.	1,764	67,385
Chemung Financial Corp.	273	20,360
Citizens & Northern Corp.	1,155	26,923
City Holding Co.	882	116,989
Community Bancorp	210	8,211
Esquire Financial Holdings Inc.	231	27,515
First BanCorp	5,187	135,225
First Busey Corp.	5,166	152,397
First Business Financial Services Inc.	525	33,164
First Capital Inc.	189	12,217
First Community Bankshares Inc.	1,104	49,040
First Interstate BancSystem Inc., Class A Shares	5,355	206,489
First United Corp.	312	13,762
German American Bancorp Inc.	1,953	92,689
Home Bancorp Inc.	420	28,778
Home BancShares Inc.	12,747	363,927
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Isabella Bank Corp.	231	$9,125
Kearny Financial Corp.	3,192	30,196
NBT Bancorp Inc.	3,507	173,141
Nicolet Bankshares Inc.	882	145,874
Northeast Community Bancorp Inc.	777	21,554
Northwest Bancshares Inc.	8,274	125,434
Ohio Valley Banc Corp.	168	7,296
Parke Bancorp Inc.	630	20,891
Peoples Bancorp Inc.	2,268	87,114
Peoples Bancorp of North Carolina Inc.	147	6,334
Preferred Bank	777	82,564
Southern Missouri Bancorp Inc.	546	41,611
Stock Yards Bancorp Inc.	1,617	123,652
Timberland Bancorp Inc.	231	10,351
TrustCo Bank Corp.	1,176	64,574
Total Banks		2,686,837
Capital Markets — 0.9%
Donnelley Financial Solutions Inc.	1,575	66,071 *
GCM Grosvenor Inc., Class A Shares	3,465	42,619
MarketWise Inc.	63	1,124
PJT Partners Inc., Class A Shares	1,386	209,203
Value Line Inc.	50	2,024
Victory Capital Holdings Inc., Class A Shares	1,344	112,977
Westwood Holdings Group Inc.	357	6,840
Total Capital Markets		440,858
Consumer Finance — 2.7%
Bread Financial Holdings Inc.	2,730	295,796
Consumer Portfolio Services Inc.	696	6,678 *
Enova International Inc.	1,701	409,482 *
FirstCash Holdings Inc.	2,142	463,357
Jefferson Capital Inc.	756	14,719
Medallion Financial Corp.	1,218	12,436
Navient Corp.	2,142	18,228
NerdWallet Inc., Class A Shares	2,541	23,504 *
PROG Holdings Inc.	1,260	58,729
Regional Management Corp.	651	26,821
World Acceptance Corp.	231	51,705 *
Total Consumer Finance		1,381,455
Financial Services — 3.0%
Bladex Inc., Class E Shares	1,785	109,724
Cass Information Systems Inc.	714	36,643
Enact Holdings Inc.	2,079	95,031
Essent Group Ltd.	7,623	490,006
Flywire Corp.	6,489	114,012 *
International Money Express Inc.	2,331	33,683 *
NMI Holdings Inc.	2,898	119,079 *
Pagseguro Digital Ltd., Class A Shares	8,925	80,771
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
Remitly Global Inc.	9,912	$222,128 *
Sezzle Inc.	567	97,314 *
StoneCo Ltd., Class A Shares	13,020	141,137
Total Financial Services		1,539,528
Insurance — 2.4%
Ategrity Specialty Holdings LLC	483	11,611 *
Donegal Group Inc., Class A Shares	861	16,239
F&G Annuities & Life Inc.	1,092	29,036
Genworth Financial Inc.	25,452	241,030 *
Kemper Corp.	1,974	53,219
Mercury General Corp.	1,701	181,361
Palomar Holdings Inc.	1,344	169,868 *
Selective Insurance Group Inc.	4,431	429,851
Skyward Specialty Insurance Group Inc.	1,281	74,746 *
Slide Insurance Holdings Inc.	2,688	52,067 *
Total Insurance		1,259,028
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Apollo Commercial Real Estate Finance Inc.	8,841	94,422 *
Ares Commercial Real Estate Corp.	3,696	16,632
Blackstone Mortgage Trust Inc., Class A Shares	12,726	215,706
Ladder Capital Corp.	5,208	51,820
Nexpoint Real Estate Finance Inc.	462	7,161
TPG Mortgage Investment Trust Inc.	1,659	13,139
TPG RE Finance Trust Inc.	4,914	41,130
Total Mortgage Real Estate Investment Trusts (REITs)		440,010

Total Financials		7,747,716
Health Care — 13.4%
Biotechnology — 4.3%
ACADIA Pharmaceuticals Inc.	9,261	234,303 *
Alkermes PLC	11,172	585,357 *
Arbutus Biopharma Corp.	4,893	23,486 *
Aurinia Pharmaceuticals Inc.	6,132	104,060 *
BioCryst Pharmaceuticals Inc.	13,335	133,350 *
CareDx Inc.	1,575	44,888 *
Catalyst Pharmaceuticals Inc.	8,022	252,131 *
Fennec Pharmaceuticals Inc.	1,704	18,318 *
Ironwood Pharmaceuticals Inc.	8,589	36,160 *
Karyopharm Therapeutics Inc.	630	6,155 *
Kiniksa Pharmaceuticals International PLC	1,512	96,692 *
MiMedx Group Inc.	9,618	37,029 *
Myriad Genetics Inc.	5,208	29,738 *
Organogenesis Holdings Inc.	5,376	13,064 *
Protagonist Therapeutics Inc.	3,444	422,166 *
Puma Biotechnology Inc.	3,276	26,568 *
Rigel Pharmaceuticals Inc.	1,323	51,756 *
TriSalus Life Sciences Inc.	1,596	7,262 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
UroGen Pharma Ltd.	1,554	$57,187 *
Total Biotechnology		2,179,670
Health Care Equipment & Supplies — 3.6%
Acme United Corp.	189	9,019
Artivion Inc.	2,877	64,646 *
AtriCure Inc.	3,570	99,889 *
Axogen Inc.	3,360	155,198 *
Bioventus Inc., Class A Shares	1,533	14,471 *
Cerus Corp.	6,174	18,028 *
CONMED Corp.	2,079	68,046
Electromed Inc.	504	21,319 *
Embecta Corp.	4,473	14,582
Glaukos Corp.	1,764	246,537 *
Inspire Medical Systems Inc.	1,134	50,588 *
iRadimed Corp.	693	66,223
Lantheus Holdings Inc.	3,906	433,332 *
LeMaitre Vascular Inc.	1,302	124,940
LivaNova PLC	1,911	157,141 *
Merit Medical Systems Inc.	3,381	234,438 *
MiniMed Group Inc.	924	13,814 *
Pro-Dex Inc.	96	5,621 *
Sanara Medtech Inc.	105	2,477 *
Tactile Systems Technology Inc.	1,701	50,656 *
Total Health Care Equipment & Supplies		1,850,965
Health Care Providers & Services — 2.7%
Acadia Healthcare Co. Inc.	3,255	96,120 *
Ardent Health Inc.	1,488	14,642 *
Community Health Systems Inc.	9,114	30,441 *
Concentra Group Holdings Parent Inc.	7,497	223,036
CorVel Corp.	1,764	110,285 *
Guardian Pharmacy Services Inc., Class A Shares	1,113	46,601 *
InfuSystem Holdings Inc.	672	6,485 *
LifeStance Health Group Inc.	10,752	115,154 *
National HealthCare Corp.	819	173,104
NRC Health	987	21,289
Option Care Health Inc.	9,240	193,763 *
Pediatrix Medical Group Inc.	6,405	162,239 *
Progyny Inc.	3,843	110,794 *
SBC Medical Group Holdings Inc.	924	2,846 *(a)
Sonida Senior Living Inc.	1,071	43,697 *
Viemed Healthcare Inc.	2,604	29,685 *
Total Health Care Providers & Services		1,380,181
Health Care Technology — 0.1%
HealthStream Inc.	1,281	34,907
TruBridge Inc.	546	14,311 *
Total Health Care Technology		49,218
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — 2.7%
Amneal Pharmaceuticals Inc.	5,292	$91,605 *
Avadel Pharmaceuticals PLC	4,557	2,916 *(b)(c)
Collegium Pharmaceutical Inc.	2,037	73,739 *
CorMedix Inc.	3,612	28,354 *
Harmony Biosciences Holdings Inc.	3,045	110,868 *
Indivior Pharmaceuticals Inc.	8,946	367,054 *
Innoviva Inc.	4,320	98,107 *
Liquidia Corp.	2,268	180,828 *
Pacira BioSciences Inc.	2,310	58,605 *
Perrigo Co. PLC	4,284	44,511
Phibro Animal Health Corp., Class A Shares	1,407	44,180
Prestige Consumer Healthcare Inc.	3,444	162,798 *
Tarsus Pharmaceuticals Inc.	1,344	84,591 *
Theravance Biopharma Inc.	1,785	30,345 *
Zevra Therapeutics Inc.	1,911	27,404 *
Total Pharmaceuticals		1,405,905

Total Health Care		6,865,939
Industrials — 15.9%
Aerospace & Defense — 1.3%
Cadre Holdings Inc.	1,617	46,100
Moog Inc., Class A Shares	1,302	551,840
National Presto Industries Inc.	315	39,372
Total Aerospace & Defense		637,312
Air Freight & Logistics — 0.3%
Hub Group Inc., Class A Shares	3,465	151,732
Radiant Logistics Inc.	2,184	20,661 *
Total Air Freight & Logistics		172,393
Building Products — 1.0%
Apogee Enterprises Inc.	1,281	58,593
Griffon Corp.	2,184	213,005
Resideo Technologies Inc.	8,337	259,281 *
Total Building Products		530,879
Commercial Services & Supplies — 2.5%
ACCO Brands Corp.	4,410	18,346
BrightView Holdings Inc.	3,927	55,646 *
Brink’s Co.	2,877	271,848
Cimpress PLC	1,344	136,685 *
CompX International Inc.	120	2,988
Deluxe Corp.	3,360	80,237
Ennis Inc.	1,953	41,501
HNI Corp.	3,990	161,236
Interface Inc.	3,528	126,443
Liquidity Services Inc.	1,491	58,328 *
Millerknoll Inc.	4,536	92,806
NLI Holdings Inc.	600	3,570
Quad/Graphics Inc.	1,533	12,923
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Commercial Services & Supplies — continued
UniFirst Corp.	903	$238,807
Total Commercial Services & Supplies		1,301,364
Construction & Engineering — 0.1%
Bowman Consulting Group Ltd.	861	25,141 *
Cardinal Infrastructure Group Inc., Class A Shares	420	39,564 *
Total Construction & Engineering		64,705
Electrical Equipment — 0.4%
Allient Inc.	903	92,946
LSI Industries Inc.	1,743	46,329
Preformed Line Products Co.	147	60,352
Total Electrical Equipment		199,627
Ground Transportation — 0.6%
Covenant Logistics Group Inc.	1,134	50,100
Heartland Express Inc.	3,129	47,623
PAMT Corp.	336	4,707 *
Werner Enterprises Inc.	4,809	209,721
Total Ground Transportation		312,151
Machinery — 5.3%
Alamo Group Inc.	609	100,174
Atmus Filtration Technologies Inc.	5,187	264,485
Blue Bird Corp.	1,785	140,944 *
Douglas Dynamics Inc.	1,281	69,110
Enerpac Tool Group Corp.	2,961	106,181
ESCO Technologies Inc.	1,617	566,015
Franklin Electric Co. Inc.	2,709	290,378
Gorman-Rupp Co.	1,281	117,519
Kadant Inc.	714	224,360
Kennametal Inc.	3,717	130,281
Luxfer Holdings PLC	1,596	28,792
Mueller Water Products Inc., Class A Shares	9,093	234,872
Omega Flex Inc.	294	9,229
Proto Labs Inc.	756	61,622 *
Standex International Corp.	693	247,865
Tennant Co.	1,176	102,947
Total Machinery		2,694,774
Marine Transportation — 0.2%
Costamare Inc.	3,003	42,102
Himalaya Shipping Ltd.	966	12,906
Safe Bulkers Inc.	3,591	22,659
Total Marine Transportation		77,667
Professional Services — 2.8%
Barrett Business Services Inc.	1,638	58,182
Concentrix Corp.	1,407	31,524
CRA International Inc.	420	59,766
Exponent Inc.	3,423	201,136
Franklin Covey Co.	798	19,575 *
HireQuest Inc.	294	3,693
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Professional Services — continued
Huron Consulting Group Inc.	1,029	$92,775 *
IBEX Holdings Ltd.	651	19,771 *
ICF International Inc.	1,218	88,743
Innodata Inc.	1,827	138,085 *
Insperity Inc.	2,352	97,161
Kelly Services Inc., Class A Shares	2,016	24,756
Kforce Inc.	1,470	68,972
Korn Ferry	3,948	262,858
Legalzoom.com Inc.	9,471	58,057 *
ManpowerGroup Inc.	1,533	51,769
Mistras Group Inc.	1,344	23,480 *
RCM Technologies Inc.	264	7,453 *
Upwork Inc.	8,295	69,346 *
Verra Mobility Corp.	5,712	24,276 *
Willdan Group Inc.	651	51,494 *
Total Professional Services		1,452,872
Trading Companies & Distributors — 1.4%
DXP Enterprises Inc.	819	138,198 *
Global Industrial Co.	1,218	40,754
Karat Packaging Inc.	552	18,470
McGrath RentCorp.	1,491	180,456
Rush Enterprises Inc., Class A Shares	3,759	274,351
Rush Enterprises Inc., Class B Shares	567	43,375
Total Trading Companies & Distributors		695,604

Total Industrials		8,139,348
Information Technology — 13.0%
Communications Equipment — 1.1%
Aviat Networks Inc.	714	15,851 *
BK Technologies Corp.	168	14,445 *
Calix Inc.	3,591	134,016 *
Extreme Networks Inc.	6,447	208,689 *
Harmonic Inc.	6,930	113,167 *
NetScout Systems Inc.	2,163	94,199 *
Total Communications Equipment		580,367
Electronic Equipment, Instruments & Components — 1.7%
Badger Meter Inc.	1,932	286,670
Belden Inc.	2,310	276,992
ePlus Inc.	1,617	134,583
Frequency Electronics Inc.	360	23,886 *
M-Tron Industries Inc.	168	16,657 *
Napco Security Technologies Inc.	2,205	83,746
PC Connection Inc.	672	49,049
Richardson Electronics Ltd.	756	14,372
Total Electronic Equipment, Instruments & Components		885,955
IT Services — 0.1%
Crexendo Inc.	816	6,095 *
Hackett Group Inc.	1,680	18,094
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — continued
Information Services Group Inc.	2,499	$10,271
Total IT Services		34,460
Semiconductors & Semiconductor Equipment — 0.9%
Axcelis Technologies Inc.	2,142	405,802 *
NVE Corp.	336	35,129
Toyo Co. Ltd.	252	1,751 *
Total Semiconductors & Semiconductor Equipment		442,682
Software — 9.2%
A10 Networks Inc.	5,796	216,538
ACI Worldwide Inc.	6,552	329,500 *
Adeia Inc.	3,360	110,645
Agilysys Inc.	1,743	182,143 *
Appian Corp., Class A Shares	2,226	50,975 *
Arteris Inc.	1,281	62,244 *
Asana Inc., Class A Shares	4,977	34,839 *
AvePoint Inc.	9,219	103,345 *
BlackLine Inc.	3,276	91,957 *
Box Inc., Class A Shares	9,954	264,179 *
Clear Secure Inc., Class A Shares	7,623	424,830
Commvault Systems Inc.	3,129	443,473 *
Consensus Cloud Solutions Inc.	1,218	46,467 *
Daily Journal Corp.	84	50,500 *
Domo Inc., Class B Shares	2,352	7,362 *
eGain Corp.	1,239	7,806 *
Intellicheck Inc.	630	2,583 *
InterDigital Inc.	1,470	416,201 (a)
JFrog Ltd.	3,486	316,808 *
LiveRamp Holdings Inc.	3,906	147,022 *
Mitek Systems Inc.	2,898	58,337 *
OneSpan Inc.	2,709	38,874
Ooma Inc.	2,037	39,151 *
PagerDuty Inc.	4,746	45,799 *
Progress Software Corp.	2,646	88,853 *
Qualys Inc.	2,667	366,686 *
Rapid7 Inc.	3,780	30,618 *
Red Violet Inc.	609	38,805 *
Rimini Street Inc.	3,948	16,818 *
Sprinklr Inc., Class A Shares	5,976	30,836 *
Sprout Social Inc., Class A Shares	1,827	13,794 *
SPS Commerce Inc.	2,604	148,871 *
Tenable Holdings Inc.	3,717	137,083 *
Teradata Corp.	3,465	120,062 *
Thryv Holdings Inc.	1,785	7,033 *
Workiva Inc.	3,507	170,125 *
Yext Inc.	6,720	31,382 *
Total Software		4,692,544
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — 0.0%††
Immersion Corp.	1,806	$12,227

Total Information Technology		6,648,235
Materials — 1.8%
Chemicals — 0.9%
Innospec Inc.	1,512	123,062
Sensient Technologies Corp.	2,877	354,705
Total Chemicals		477,767
Containers & Packaging — 0.4%
Greif Inc., Class A Shares	1,533	114,193
Greif Inc., Class B Shares	315	29,465
Myers Industries Inc.	2,478	87,498
Total Containers & Packaging		231,156
Metals & Mining — 0.3%
Caledonia Mining Corp. PLC	1,050	20,055
Constellium SE	4,242	135,193 *
Total Metals & Mining		155,248
Paper & Forest Products — 0.2%
Sylvamo Corp.	2,079	78,586

Total Materials		942,757
Real Estate — 5.4%
Diversified REITs — 0.0%††
NexPoint Diversified Real Estate Trust	1,281	6,648
Health Care REITs — 1.6%
CareTrust REIT Inc.	11,550	466,042
Community Healthcare Trust Inc.	1,869	34,165
LTC Properties Inc.	3,213	123,540
National Health Investors Inc.	1,659	126,515 (a)
Strawberry Fields REIT Inc.	462	6,353
Universal Health Realty Income Trust	924	40,527
Total Health Care REITs		797,142
Industrial REITs — 0.6%
Innovative Industrial Properties Inc.	1,827	113,238
LXP Industrial Trust	3,255	175,379
Total Industrial REITs		288,617
Office REITs — 0.7%
COPT Defense Properties	6,264	227,947
Highwoods Properties Inc.	3,486	105,138
NET Lease Office Properties	903	10,050
Postal Realty Trust Inc., Class A Shares	1,491	36,738
Total Office REITs		379,873
Real Estate Management & Development — 1.0%
Compass Inc., Class A Shares	38,640	476,431 *
RE/MAX Holdings Inc., Class A Shares	693	6,833 *
RMR Group Inc., Class A Shares	1,197	24,575
Total Real Estate Management & Development		507,839
Residential REITs — 0.1%
Centerspace	777	43,660
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Retail REITs — 1.1%
	CBL & Associates Properties Inc.	588	$31,217
	Phillips Edison & Co. Inc.	4,011	166,938
	Tanger Inc.	8,316	328,232
	Whitestone REIT	1,428	27,075
Total Retail REITs			553,462
Specialized REITs — 0.3%
	Four Corners Property Trust Inc.	7,119	174,772

Total Real Estate			2,752,013
Utilities — 5.5%
Electric Utilities — 1.8%
	MGE Energy Inc.	2,142	174,659
	Portland General Electric Co.	6,888	357,005
	TXNM Energy Inc.	6,741	382,754
Total Electric Utilities			914,418
Gas Utilities — 1.5%
	Northwest Natural Holding Co.	2,646	129,813
	Southwest Gas Holdings Inc.	4,263	378,043
	Spire Inc.	3,675	286,980
Total Gas Utilities			794,836
Multi-Utilities — 1.1%
	Avista Corp.	5,355	219,073
	Northwestern Energy Group Inc.	4,221	302,308
	Unitil Corp.	1,029	54,218
Total Multi-Utilities			575,599
Water Utilities — 1.1%
	American States Water Co.	2,562	211,698
	California Water Service Group	3,633	176,746
	H2O America	2,247	136,550
	York Water Co.	1,134	34,757
Total Water Utilities			559,751

Total Utilities			2,844,604
Total Investments before Short-Term Investments (Cost — $47,746,970)			51,069,931
	Rate
Short-Term Investments — 1.5%
Investments from Cash Collateral Received for Loaned Securities — 1.2%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $589,950)	3.545%	589,950	589,950 (d)(e)

Money Market Funds — 0.3%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $161,490)	3.545%	161,490	161,490 (d)(e)

Total Short-Term Investments (Cost — $751,440)			751,440
Total Investments — 101.1% (Cost — $48,498,410)			51,821,371
Liabilities in Excess of Other Assets — (1.1)%			(568,018)
Total Net Assets — 100.0%			$51,253,353

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Small Cap Multifactor Index ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	A portion or all of the security is on loan at June 30, 2026 .
(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $751,440 and the cost was $751,440 (Note 2).

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Micro E-mini Russell 2000 Index	10	9/26	$149,486	$152,280	$2,794
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Emerging Market Core Dividend Tilt Index ETF (“Emerging Market Core Dividend Tilt Index ETF”), Franklin International Core Dividend Tilt Index ETF (“International Core Dividend Tilt Index ETF”), Franklin International Dividend Booster Index ETF (“International Dividend Booster Index ETF”) (formerly Franklin International Dividend Multiplier Index ETF), Franklin U.S. Core Dividend Tilt Index ETF (“U.S. Core Dividend Tilt Index ETF”), Franklin U.S. Dividend Booster Index ETF (“U.S. Dividend Booster Index ETF”) (formerly Franklin U.S. Dividend Multiplier Index ETF) Franklin U.S. Large Cap Multifactor Index ETF (“U.S. Large Cap Multifactor Index ETF”), Franklin U.S. Mid Cap Multifactor Index ETF (“U.S. Mid Cap Multifactor Index ETF”) and Franklin U.S. Small Cap Multifactor Index ETF (“U.S. Small Cap Multifactor Index ETF”) (the “Funds”) are separate diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Emerging Market Core Dividend Tilt Index ETF, International Core Dividend Tilt Index ETF, International Dividend Booster Index ETF, U.S. Core Dividend Tilt Index ETF and U.S. Dividend Booster Index ETF are listed for trading on NYSE Arca. Inc. Shares of the U.S. Large Cap Multifactor Index ETF, U.S. Mid Cap Multifactor Index ETF and U.S. Small Cap Multifactor Index ETF are listed for trading on Cboe BZX Exchange, Inc., a national securities exchange. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating

Franklin Templeton ETF Trust 2026 Quarterly Report

the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an underlying fund is not available on the day of valuation, the Valuation Committee may adjust the underlying fund’s last available net asset value per share to account for significant events that have occurred subsequent to the underlying fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Franklin Templeton ETF Trust 2026 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Emerging Market Core Dividend Tilt Index ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at June 30, 2026.

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Energy	$2,549,771	—	$0 *	$2,549,771
Financials	12,271,913	—	0 *	12,271,913
Industrials	2,925,813	—	10,047	2,935,860
Materials	2,507,948	—	0 *	2,507,948
Utilities	2,052,390	—	0 *	2,052,390
Other Common Stocks	35,460,256	—	—	35,460,256
Preferred Stocks:
Energy	296,502	—	0 *	296,502
Other Preferred Stocks	1,411,646	—	—	1,411,646
Total Long-Term Investments	59,476,239	—	10,047	59,486,286
Short-Term Investments†	700,689	—	—	700,689
Total Investments	$60,176,928	—	$10,047	$60,186,975
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$2,240	—	—	$2,240

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
International Core Dividend Tilt Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$2,545,214,719	—	—	$2,545,214,719
Preferred Stocks	8,070,731	—	—	8,070,731
Total Long-Term Investments	2,553,285,450	—	—	2,553,285,450
Short-Term Investments†:
Money Market Funds	38,194,720	—	—	38,194,720
Investments from Cash Collateral Received for Loaned Securities	2,523,519	—	—	2,523,519
Total Short-Term Investments	40,718,239	—	—	40,718,239
Total Investments	$2,594,003,689	—	—	$2,594,003,689

Franklin Templeton ETF Trust 2026 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$33,319	—	—	$33,319

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
International Dividend Booster Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$38,872,363	—	—	$38,872,363
Preferred Stocks	562,460	—	—	562,460
Total Long-Term Investments	39,434,823	—	—	39,434,823
Short-Term Investments†	1,583,889	—	—	1,583,889
Total Investments	$41,018,712	—	—	$41,018,712

†	See Schedules of Investments for additional detailed categorizations.
U.S. Core Dividend Tilt Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Energy	$4,535,519	—	$0 *	$4,535,519
Other Common Stocks	133,332,703	—	—	133,332,703
Total Long-Term Investments	137,868,222	—	0 *	137,868,222
Short-Term Investments†:
Money Market Funds	635,477	—	—	635,477
Investments from Cash Collateral Received for Loaned Securities	121,000	—	—	121,000
Total Short-Term Investments	756,477	—	—	756,477
Total Investments	$138,624,699	—	$0 *	$138,624,699
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$314	—	—	$314

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
U.S. Dividend Booster Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$72,661,229	—	—	$72,661,229
Short-Term Investments†	1,304,588	—	—	1,304,588
Total Investments	$73,965,817	—	—	$73,965,817
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$545	—	—	$545

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Large Cap Multifactor Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,072,817,878	—	—	$2,072,817,878
Short-Term Investments†:
Investments from Cash Collateral Received for Loaned Securities	12,464,505	—	—	12,464,505
Money Market Funds	10,039,748	—	—	10,039,748
Total Short-Term Investments	22,504,253	—	—	22,504,253
Total Investments	$2,095,322,131	—	—	$2,095,322,131
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$36,647	—	—	$36,647

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Mid Cap Multifactor Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,530,255,749	—	—	$1,530,255,749

Franklin Templeton ETF Trust 2026 Quarterly Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†:
Money Market Funds	$10,441,250	—	—	$10,441,250
Investments from Cash Collateral Received for Loaned Securities	9,919,571	—	—	9,919,571
Total Short-Term Investments	20,360,821	—	—	20,360,821
Total Investments	$1,550,616,570	—	—	$1,550,616,570

†	See Schedules of Investments for additional detailed categorizations.
U.S. Small Cap Multifactor Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$6,863,023	—	$2,916	$6,865,939
Other Common Stocks	44,203,992	—	—	44,203,992
Total Long-Term Investments	51,067,015	—	2,916	51,069,931
Short-Term Investments†:
Investments from Cash Collateral Received for Loaned Securities	589,950	—	—	589,950
Money Market Funds	161,490	—	—	161,490
Total Short-Term Investments	751,440	—	—	751,440
Total Investments	$51,818,455	—	$2,916	$51,821,371
Other Financial Instruments:
Futures Contracts††	$2,794	—	—	$2,794
Total	$51,821,249	—	$2,916	$51,824,165

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated companies
As defined in the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following companies were considered affiliated companies for all or some portion of the period ended June 30, 2026. The following transactions were effected in such companies for the period ended June 30, 2026.

Emerging Market Core Dividend Tilt Index ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$412	$1,748,886	1,748,886	$1,048,609	1,048,609	—	$817	—	$700,689

Franklin Templeton ETF Trust 2026 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)

International Core Dividend Tilt Index ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$124,350	$47,394,330	47,394,330	$9,323,960	9,323,960	—	$21,364	—	—	$38,194,720
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	39,080,929	57,146,543	57,146,543	93,703,953	93,703,953	—	—	$176,519	—	2,523,519
Total	$39,205,279	$104,540,873		$103,027,913		—	$21,364	$176,519	—	$40,718,239

International Dividend Booster Index ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$95	$1,688,211	1,688,211	$104,417	104,417	—	$287	—	$1,583,889

U.S. Core Dividend Tilt Index ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$215,351	$915,324	915,324	$495,198	495,198	—	$1,602	—	—	$635,477
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	—	379,550	379,550	258,550	258,550	—	—	$376	—	121,000
Total	$215,351	$1,294,874		$753,748		—	$1,602	$376	—	$756,477

U.S. Dividend Booster Index ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$108,241	$1,703,611	1,703,611	$507,264	507,264	—	$2,040	—	$1,304,588

Franklin Templeton ETF Trust 2026 Quarterly Report

U.S. Large Cap Multifactor Index ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$2,995,859	$14,425,342	14,425,342	$7,381,453	7,381,453	—	$22,234	—	—	$10,039,748
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	2,996,925	22,115,962	22,115,962	12,648,382	12,648,382	—	—	$31,593	—	12,464,505
Total	$5,992,784	$36,541,304		$20,029,835		—	$22,234	$31,593	—	$22,504,253

U.S. Mid Cap Multifactor Index ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$1,331,438	$17,547,131	17,547,131	$8,437,319	8,437,319	—	$20,507	—	—	$10,441,250
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	851,350	52,824,745	52,824,745	43,756,524	43,756,524	—	—	$26,704	—	9,919,571
Total	$2,182,788	$70,371,876		$52,193,843		—	$20,507	$26,704	—	$20,360,821

U.S. Small Cap Multifactor Index ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$189	$806,771	806,771	$645,470	645,470	—	$469	—	—	$161,490
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	88,140	1,477,613	1,477,613	975,803	975,803	—	—	$870	—	589,950
Total	$88,329	$2,284,384		$1,621,273		—	$469	$870	—	$751,440

Franklin Templeton ETF Trust 2026 Quarterly Report